May 6, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Attn:  Filing Desk, Room 1004
       Document Control

Re:    SAFECO Life Insurance Company ("SAFECO")
       SAFECO Resource Variable Account B ("Registrant")
       (File Nos. 33-06546 and 811-4716)

Commissioners:

Attached for filing, pursuant to Rule 497(c) of the Securities Act of 1933, is a copy of the above referenced Registrant's form of Prospectus and Statement of Additional Information.

Please acknowledge receipt in the usual manner.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel

Attachment:    Form of Prospectus and Statement of Additional Information

MAY 1, 1998                                        SAFECO LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                    GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                      AND
                         SAFECO LIFE INSURANCE COMPANY

Home Office: Retirement Services Department   Annuity Service Office: Retirement
Services Dept.

15411 N.E. 51st Street, Redmond, Washington 98052     P.O. Box 3882, Seattle, WA
98124-3882

                                 1-800-426-7649

The Group Flexible Purchase Payment Deferred Variable Annuity Contracts (the Contracts) described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a variable basis. The Contracts are designed for use in conjunction with retirement plans which receive favorable tax treatment under Sections 401(k), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (Code) (see "Definitions").

Purchase Payments for the Contracts will be allocated to a segregated investment account of SAFECO Life Insurance Company (SAFECO) which has been designated SAFECO Resource Variable Account B (the Separate Account). The Separate Account invests in shares of SAFECO Resource Series Trust (see SAFECO Resource Series Trust). SAFECO Resource Series Trust currently consists of six Portfolios, three which are offered hereunder: the SAFECO Resource Equity, Bond and Money Market Portfolios.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. Some of the discussions contained in this Prospectus will refer to the more detailed description contained in the Statement of Additional Information which is incorporated by reference in this Prospectus. For the Statement of Additional Information, call l-800-426-7649 or write to the Annuity Service Office address above.

THE CONTRACTS PROVIDE THAT A CONTINGENT DEFERRED SALES CHARGE WILL BE ASSESSED AGAINST A WITHDRAWAL IF A PARTICIPANT WITHDRAWS ALL OR A PORTION OF THE PARTICIPANT'S ACCUMULATION ACCOUNT VALUE WITHIN THE FIRST EIGHT CERTIFICATE YEARS. WHILE THE CONTINGENT DEFERRED SALES CHARGE ASSESSES A PERCENTAGE OF THE CURRENT VALUE OF A PARTICIPANT'S ACCUMULATION ACCOUNT ACCORDING TO THE STATED SCHEDULE, THE TOTAL CONTINGENT DEFERRED SALES CHARGE COLLECTED BY SAFECO WILL NOT EXCEED 8.5% OF THE PURCHASE PAYMENTS MADE BY A PARTICIPANT. SEE "CHARGES AND DEDUCTIONS" FOR MORE INFORMATION.

A 10% PENALTY TAX MAY BE IMPOSED BY THE INTERNAL REVENUE SERVICE FOR PREMATURE DISTRIBUTIONS. SEE "WITHDRAWAL" FOR MORE INFORMATION.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

 THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

 This Prospectus and the Statement of Additional Information are dated May 1, 1998.

 INQUIRIES: Any inquiries should be made by telephone to the Annuity Service Office, 1-800-426-7649 or to the representative from whom this Prospectus was obtained.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

DEFINITIONS...............................................................     4

AN INTRODUCTION TO THE CONTRACTS..........................................     6

EXPENSE TABLE.............................................................     7

SCHEDULE OF ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS OUTSTANDING...     9

FINANCIAL STATEMENTS......................................................    10

PERFORMANCE INFORMATION...................................................    10

    All Sub-Accounts (Other than SAFECO Resource Money Market
     Sub-Account).........................................................    10

    SAFECO Resource Money Market Sub-Account..............................    10

    Rankings..............................................................    11

SAFECO....................................................................    11

THE SEPARATE ACCOUNT......................................................    11

    SAFECO Resource Equity Sub-Account....................................    12

    SAFECO Resource Bond Sub-Account......................................    12

    SAFECO Resource Money Market Sub-Account..............................    12

SAFECO RESOURCE SERIES TRUST..............................................    12

VOTING RIGHTS.............................................................    12

SUBSTITUTION OF SECURITIES................................................    13

PURCHASING A CONTRACT.....................................................    13

    Application...........................................................    13

    Minimum Purchase Payments.............................................    13

    Transfers.............................................................    13

    Employee Terminated...................................................    14

    Allocation of Net Purchase Payments...................................    14

    Principal Underwriter.................................................    14

                                                                            PAGE
                                                                            ----
CHARGES AND DEDUCTIONS....................................................    14

    Deduction for Premium and Other Taxes.................................    14

    Deduction for Mortality and Expense Risk Premium......................    15

    Deduction for Contingent Deferred Sales Charge........................    15

    Examples..............................................................    16

    Reduction or Elimination of the Contingent Deferred Sales Charge......    17

    Other Expenses........................................................    17

    Deduction for Administration Charge...................................    17

    Deduction for Transfer Charge.........................................    18

RIGHTS UNDER THE CONTRACT.................................................    18

CONTRACT VALUE............................................................    18

ANNUITY PROVISIONS........................................................    19

    Selection of Settlement Options.......................................    19

    Commencement of Annuity Payments......................................    19

    Settlement Options....................................................    19

    Frequency and Amount of Annuity Payments..............................    20

    Failure to Select Settlement Option...................................    20

DISTRIBUTION REQUIREMENTS.................................................    21

    Death Benefit Guarantee...............................................    21

TAXES.....................................................................    21

    General...............................................................    22

    Qualified Plans.......................................................    22

    Multiple Contracts....................................................    23

    Income Tax Withholding................................................    23

WITHDRAWALS...............................................................    24

    Tax Treatment of Withdrawals..........................................    24

    Tax Sheltered Annuity Withdrawal Limitations..........................    24

    Withdrawal Amount.....................................................    24

LEGAL PROCEEDINGS.........................................................    25

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............    25

                                  DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate Contract Values prior to the Annuity Date.

ADMINISTRATION CHARGE - The amount paid to compensate SAFECO for its expense in administering the Contract.

ANNUITY DATE - The date on which annuity payments are to commence for the Participant as specified in the Participant's Certificate.

ANNUITY PURCHASE AGREEMENT - An agreement between a Participant and Employer under the terms of which Employer is authorized and agrees to make certain Purchase Payments on a Participant's behalf to be applied toward the purchase of an annuity contract for such Participant. Such agreement shall provide for the purchase of annuity contracts which qualify for tax deferral under Sections 401(k), 403(b) or 457 of the Internal Revenue Code.

ANNUITY UNIT - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

APPLICATION FOR PARTICIPATION - The document by which an Employee applies to participate under the Contract.

BENEFICIARY - The person(s) entitled to receive benefits under the Contract upon the death of a Participant.

CERTIFICATE - The Allocated Group Variable Annuity Certificate issued to each Participant which includes all provisions of the Contract and which evidences a Participant's interest in the Contract.

CERTIFICATE ANNIVERSARY - The same day and month of the Effective Date of each Certificate in subsequent years.

CERTIFICATE EFFECTIVE DATE - The earlier of the date the initial Purchase Payment is invested for a specific Participant, or the Participant's Certificate Year under SAFECO's Qualified Pension Annuity Series III, III Plus or IV. The earlier date may only be used with the first purchase of a Certificate. For all subsequent purchases of a Certificate by the Participant, the Certificate Effective Date shall be the same as the Certificate Issue Date for that Certificate.

CERTIFICATE ISSUE DATE - The date on which the initial Purchase Payment is invested for a specific Participant and the Certificate is issued to the Participant pursuant to the Contract.

CERTIFICATE YEAR - The twelve-month period which commences on the Effective Date of each Certificate and, thereafter, from each Certificate Anniversary.

CONTRACT ISSUE DATE - The date the Contract is issued and stated as such on the Contract Data page.

CONTRACT VALUE - The sum of the values of all Accumulation Units attributable to the Contract.

EMPLOYEE - Any person presently or in the future employed by Employer.

NET INVESTMENT FACTOR - A factor used in the calculation of the Accumulation Unit Value and the Annuity Unit Value.

NET PURCHASE PAYMENTS - Purchase Payments less premium taxes and applicable Administration Charges.

PARTICIPANT - Any Employee of Employer who has executed an Application for Participation which has been accepted by SAFECO.

PARTICIPANT'S ACCUMULATION ACCOUNT - The account established on behalf of each Participant which reflects the Participant's interest in the Contract.

PORTFOLIO - A segment of the SAFECO Resource Series Trust which constitutes a separate and distinct class of shares.

PURCHASE PAYMENTS - Payments made to purchase Accumulation Units for a Participant's Accumulation Account.

QUALIFIED PLAN - For purposes herein, a retirement plan which receives favorable tax treatment under Sections 401(k), 403(b) or 457 of the Internal Revenue Code.

SAFECO - SAFECO Life Insurance Company.

SAFECO RESOURCE SERIES TRUST - The funding vehicle for the Separate Account.

SEPARATE ACCOUNT - The separate investment account of SAFECO designated as SAFECO Resource Variable Account B.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

WITHDRAWAL - Any deduction of Accumulation Units from a Participant's Accumulation Account.

                        AN INTRODUCTION TO THE CONTRACTS

The Contracts described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a variable basis. The Contracts are designed for use with retirement plans which receive favorable tax treatment under Sections 401(k), 403(b) or 457 of the Code.

Purchase Payments for the Contracts are allocated to a segregated investment account of SAFECO Life Insurance Company (the Separate Account). The assets of the Separate Account are the property of SAFECO and obligations arising under the Contracts are SAFECO's general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of the SAFECO Resource Series Trust (the Trust). There are currently three Portfolios available to the Separate Account under the Trust: the SAFECO Resource Equity, Bond and Money Market Portfolios. The availability of a Portfolio as an investment to a Participant is dependent on the terms of the Qualified Plan in which he or she participates. Each Portfolio of the Trust has a different investment objective. For more information on the Trust and its respective Portfolios, please see "SAFECO Resource Series Trust" and the Prospectus for the Trust which accompanies and should be read with this Prospectus.

To acquire a Contract, an Employer enters into an Annuity Purchase Agreement. Under the Agreement, the Employer agrees to make certain Purchase Payments on a Participant's behalf. The minimum Purchase Payment is $30 per Participant per any Sub-Account. An Employee can become a Participant under the Contract by completing an Application for Participation. SAFECO will issue a Certificate to each Participant eligible under the Contract and for each Participant's Accumulation Account established under the Contract. The Accumulation Account reflects each Participant's interest in the Contract Value. For more information, see "Purchasing a Contract."

The Contract Value is the sum of the value of all Accumulation Units attributable to the Contract. The value of an Accumulation Unit will vary from Valuation Period to Valuation Period which begins at 1:00 P.M. West Coast time (4:00 P.M. New York time) on each day the New York Stock Exchange is open for trading. See "Contract Value" for more information.

Various charges and deductions are made from Purchase Payments, Participant's Accumulation Accounts and the Separate Account. These include premium or other taxes, a Mortality and Expense Risk Premium, an Administration Charge and Transfer Charges. Upon full or partial withdrawal of a Participant's Accumulation Account, a Contingent Deferred Sales Charge for those Purchase Payments received in the first 8 Certificate Years, which exceed 10% of the value of the Accumulation Units in a Participant's Account, may also be assessed as a percentage of withdrawal. See "Charges and Deductions" for more information. In addition, there are deductions from and expenses paid out of the assets of the Trust. See the accompanying Trust Prospectuses.

Annuity Payments begin on a specified Annuity Date according to a selected Settlement Option. Minimum distributions are required once a Participant attains a certain age. For a discussion of Annuity Dates, Settlement Options and Distributions, see "Annuity Provisions" and "Distribution Requirements."

Withdrawals are subject to the Qualified Plan under which the Contract is issued and the Code. The Code imposes a 10% penalty tax on the taxable portion of any distribution from Qualified Plans, including both 401(a) and 403(b) plans, with certain exceptions. See "Withdrawal" for more comprehensive information.

Effective January 1, 1989, the Tax Reform Act of 1986 limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances where the Participant attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Participant's Accumulation Account Value which represents contributions made by the Participant and does not include any income attributable to those contributions. See "Tax Sheltered Annuity Withdrawal Limitations" in this Prospectus for more information.

Generally, Participants are not taxed on increases in the value of the Participant's Accumulation Account until distribution occurs. However, taxation of Participants will vary with the type of and terms and conditions of each Qualified Plan under which the Contracts are offered. For a discussion of the tax treatment of annuities, see "Taxes."

                                 EXPENSE TABLE

                       SAFECO RESOURCE VARIABLE ACCOUNT B

PARTICIPANT'S TRANSACTION EXPENSES:

Contingent Deferred Sales Charge (as a percentage of withdrawal)*: This charge applies to Withdrawals in any Certificate Year which exceed 10% of the value of the Accumulation Units in a Participant's Account:

Certificate Year 1              9% of withdrawal
Certificate Year 2              9% of withdrawal
Certificate Year 3              8% of withdrawal
Certificate Year 4              7% of withdrawal
Certificate Year 5              6% of withdrawal
Certificate Year 6              5% of withdrawal
Certificate Year 7              4% of withdrawal
Certificate Year 8              2% of withdrawal
Certificate Year 9 and after    0%

* While the Contingent Deferred Sales Charge assesses a percentage of the current value of a Participant's Accumulation Account according to the stated schedule, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made by a Participant.

TRANSFER (EXCHANGE) CHARGE:                            $10 per transfer

    (first four transfers per calendar year and pre-established monthly automatic transfers from one Sub-Account to another are free)

ANNUAL ADMINISTRATION CHARGE                           $30 per Participant*

SEPARATE ACCOUNT ANNUAL EXPENSES:
(as a percentage of average account value)
    Mortality and Expense Risk Premium                 1.25%
                                                       -------------------------
    Total Separate Account Annual Expenses             1.25%
                                                       -------------------------

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
(as a percentage of average net assets)
Management Fees
    SAFECO Resource Equity Portfolio                    .73%
    SAFECO Resource Bond Portfolio                      .74%
    SAFECO Resource Money Market Portfolio              .64%
Other Expenses
    SAFECO Resource Equity Portfolio                    .02%
    SAFECO Resource Bond Portfolio**                    .00%
    SAFECO Resource Money Market Portfolio**            .00%

Total Trust Annual Expenses (After Reimbursement)
    SAFECO Resource Equity Portfolio                    .75%
    SAFECO Resource Bond Portfolio                      .74%
    SAFECO Resource Money Market Portfolio              .64%

  * For purposes of the Examples, the annual Administration Charge is calculated as a ratio of total Administration Charges collected during the year to the total average net assets of all Sub-Accounts. The annual Administration Charge percentage will change each year because of changes in total Administration Charges collected during the year and the total average net assets of all Sub-Accounts. This will result in variations in the Expense Table each year.

 ** SAFECO pays all Other Expenses of each Portfolio until a Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio.

    During the year ended December 31, 1997, SAFECO paid for or reimbursed all of the Other Expenses of the Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

SAFECO Resource Bond Portfolio                                      .90%
SAFECO Resource Money Market Portfolio                              .81%

EXAMPLES FOR SAFECO RESOURCE EQUITY SUB-ACCOUNT               Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
  Assuming withdrawal at end of period....................         105          145          177          248
  Assuming annuitization at end of period.................          22           67          115          248
  Assuming no withdrawal..................................          22           67          115          248


EXAMPLES FOR SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT         Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
  Assuming withdrawal at end of period....................         104          142          172          236
  Assuming annuitization at end of period.................          21           64          110          236
  Assuming no withdrawal..................................          21           64          110          236

EXAMPLES FOR SAFECO RESOURCE BOND SUB-ACCOUNT                 Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
  Assuming withdrawal at end of period....................         105          145          177          247
  Assuming annuitization at end of period.................          22           67          115          247
  Assuming no withdrawal..................................          22           67          115          247

The information in the "Examples" is provided to assist the Participant in understanding the various costs and expenses charged to a Participant's Accumulation Account either directly or indirectly and reflects expenses of SAFECO Resource Variable Account B and SAFECO Resource Series Trust. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information, see "Charges and Deductions".

THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Like other insurance, mutual fund, financial and business organizations and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisors or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000.

    SCHEDULE OF ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS OUTSTANDING
                       SAFECO RESOURCE VARIABLE ACCOUNT B

The following selected financial data are derived from the financial statements of SAFECO Resource Variable Account B, which have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein.

                         1997        1996        1995        1994        1993       1992      1991      1990      1989      1988
                      ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------  --------
SAFECO RESOURCE EQUITY SUB-ACCOUNT
(July 21, 1987
value,
initial public
offering $12.101)
December 31 value     $   49.122  $   39.829  $   32.321  $   25.424  $   23.630  $ 18.704  $ 17.520  $ 13.987  $ 14.937  $ 11.901
December 31 units      3,475,377   3,328,130   2,773,699   2,125,903   1,402,021   920,315   611,236   362,309   266,682   223,680

SAFECO RESOURCE BOND SUB-ACCOUNT
(July 21, 1987
value,
initial public
offering $10.126)
December 31 value     $   19.265  $   17.991  $   18.117  $   15.559  $   16.253  $ 14.882  $ 14.107  $ 12.532  $ 11.909  $ 10.835
December 31 units        501,020     503,739     481,273     479,731     446,935   310,293   255,098   219,928   211,685   200,405

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
(July 21, 1987
value,
initial public
offering $10.083)
December 31 value     $   15.509  $   14.944  $   14.417  $   13.837  $   13.516  $ 13.335  $ 13.074  $ 12.527  $ 11.754  $ 10.923
December 31 units        174,158     341,159     308,155     341,722     273,511   307,262   231,643   224,216   210,094   209,593

                              FINANCIAL STATEMENTS

The financial statements for the Separate Account and SAFECO Life Insurance Company are contained in the Statement of Additional Information which is available at no charge by calling 1-800-426-7649 or writing to the Annuity Service Office address on the cover.

                            PERFORMANCE INFORMATION

In advertisements, the "yield," "effective yield," "total return" and "average annual total return" of the Sub-Accounts may be quoted.

ALL SUB-ACCOUNTS (OTHER THAN SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT)

"Yield" is the annualization on a 360-day basis of net income per unit over a 30-day period divided by the accumulation unit value on the last day of the period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 30-day period. The income is then annualized by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Yield figures will reflect deduction of the Administration Charge which is assessed on every Participant's Accumulation Account on an annual basis, but will not include any applicable Contingent Deferred Sales Charge.

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. "Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Both total return and average annual total return assume the reinvestment of dividend and capital gains distributions.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and include the annual Administration Charge and the Contingent Deferred Sales Charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

"Yield" is the annualization on a 365-day basis of the SAFECO Resource Money Market Sub-Account's net income over a 7-day period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 7-day period. The income is then annualized by assuming that the income generated during the 7-day period continues to be generated each week for a 52-week period and is shown as a percentage of the investment.

"Effective yield" is the annualization, on a 365-day basis, of the Sub-Account's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

As explained above, yield figures will reflect deduction of the annual Administration Charge which is assessed to all Participants' Accumulation Accounts, but will not include any applicable Contingent Deferred Sales Charge.

For the SAFECO Resource Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield. "Total return" is the total percentage change in the unit value of an investment over a stated period of time and "average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Non-standardized total return and average annual total return figures for the SAFECO Resource Money Market Portfolio may be calculated in a variety of ways, as described above.

RANKINGS

In addition to these performance figures, the Sub-Accounts may advertise rankings as provided by the Lipper Variable Insurance Products Performance Analysis Service published by Lipper Analytical Services, Inc. which monitors separate account performance for variable annuity products such as the Contracts, the VARDS Report which is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. or the Variable Annuity Performance Report published by Morningstar, Inc. which is also a monthly analysis of variable annuity performance. Rankings provided by these sources may or may not include all applicable charges.

Performance figures and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

For additional information concerning the calculation of "yield," "effective yield," "total return" and "average annual total return," see the "Additional Performance Information" section of the Statement of Additional Information.

                                     SAFECO

SAFECO Life Insurance Company (SAFECO) is a stock life insurance company which was organized under the laws of the state of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office of SAFECO is located at 15411 N.E. 51st Street, Redmond, Washington 98052.

                              THE SEPARATE ACCOUNT

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on February 6, 1986. This segregated asset account has been designated SAFECO Resource Variable Account B (Separate Account). SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are in accordance with the Contracts credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Contracts are general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one or more Portfolio(s) of SAFECO Resource Series Trust. Currently there are three Portfolios available under the Trust: the SAFECO Resource Equity Portfolio, SAFECO Resource Bond Portfolio and SAFECO Resource Money Market Portfolio. The availability of a Portfolio as an investment to a Participant is dependent on the terms of the Qualified Plan in which he or she participates.

SAFECO RESOURCE EQUITY SUB-ACCOUNT

The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income.

The SAFECO Resource Equity Sub-Account invests in the Trust's Equity Portfolio. To pursue its investment objective, the SAFECO Resource Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-Income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE BOND SUB-ACCOUNT

The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital.

The SAFECO Resource Bond Sub-Account invests in the Trust's Bond Portfolio. To pursue its investment objective, the SAFECO Resource Bond Portfolio invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Portfolio does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Service, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. See the Trust's Prospectus and Statement of Additional Information for more information.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investments maturing in thirteen months or less.

The SAFECO Resource Money Market Sub-Account invests in the Trust's Money Market Portfolio which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET PORTFOLIO ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                          SAFECO RESOURCE SERIES TRUST

SAFECO Resource Series Trust (Trust) has been established to act as a funding vehicle for the Contracts offered. The investment adviser to the Trust is SAFECO Asset Management Company (SAM), SAFECO Plaza, Seattle, Washington. The Trust is an open-end, diversified, management investment company. While a brief summary of the investment objectives of each Trust Portfolio is set forth above, more comprehensive information is found in the current Prospectus for the Trust.

THE TRUST PROSPECTUS ACCOMPANIES THIS PROSPECTUS. BOTH DOCUMENTS SHOULD BE READ TOGETHER AND CAREFULLY BEFORE INVESTING. AN ADDITIONAL PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST CAN BE OBTAINED BY CALLING THE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS OR WRITING TO THE ADDRESS OF THE ANNUITY SERVICE OFFICE LISTED THERE. ADDITIONAL PORTFOLIOS MAY BE ESTABLISHED BY THE TRUST FROM TIME TO TIME AND MAY BE MADE AVAILABLE TO PARTICIPANTS.

                                 VOTING RIGHTS

In accordance with its view of present applicable law, SAFECO will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares it owns for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by SAFECO not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting with respect to the Trust.

The Trust is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies which may or may not be affiliated. The Trust currently does not foresee any disadvantages to the Participants arising from the fact that the interests of the holders of the variable annuity contracts and the variable life insurance policies may differ. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

                           SUBSTITUTION OF SECURITIES

If the shares of the Trust (or any Portfolio within the Trust) should no longer be available for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares should become inappropriate in view of the purpose of the Contracts, SAFECO may substitute shares of another mutual fund (or Portfolio within the Trust) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                             PURCHASING A CONTRACT

APPLICATION

In order to acquire a Contract, an Employer enters into an Annuity Purchase Agreement. Pursuant to that agreement, the Employer is authorized and agrees to make certain Purchase Payments on a Participant's behalf to be applied toward the purchase of an annuity for such Participant. In order to become a Participant under the Contract, an employee must complete an Application for Participation. Each eligible Participant will receive a Certificate, along with a copy of the Contract, which will evidence a Participant's interest in the Contract.

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment is $30 per Participant per any Sub-Account.

TRANSFERS

A Participant may transfer Accumulation Units between Sub-Accounts or into SAFECO's Qualified Pension Annuity Series III. See "Deduction for Transfer Charge" in this Prospectus.

Accumulation Units which are being transferred will be redeemed at the price next computed after the Participant's transfer request is received. The purchase of Accumulation Units in the Sub-Account the Participant is transferring into or the deposit into SAFECO's Qualified Pension Annuity Series III will normally be executed the same day. However, the Sub-Accounts reserve the right to delay the payment of proceeds and, therefore, the purchase in a transfer for up to seven days if making immediate payment could adversely affect the Sub-Account redeemed.

The first four transfers per calendar year and pre-established monthly automatic transfers from one Sub-Account to another are free. A $10 fee per transfer is charged after these limits are reached.

1.  Transfer Limitations:

    The transfer privilege is not intended to provide a means for frequent trading in response to short-term fluctuations in the market (i.e., market timing). Excessive transfer transactions can be disadvantageous to other Participants and to Resource Variable Account B.

2.  Transfers By Written Request:

    Accumulation Units may be transferred by writing SAFECO at the address on the Prospectus cover and specifying the transfer desired and your Certificate Number. The request must be signed by the Participant or a third party to whom the Participant has given appropriate authority. SAFECO must be given a copy of the document granting such authority.

EMPLOYEE TERMINATED

If an Employee's employment with Employer is terminated, the Employee may continue to participate under the Contract to the extent of Purchase Payments previously made on behalf of such Employee by Employer prior to termination of employment. No further contributions will be accepted under the Contract on behalf of any Participant who has ceased to be an Employee.

ALLOCATION OF NET PURCHASE PAYMENTS

A Net Purchase Payment is equal to the Purchase Payment less any applicable premium taxes and applicable Administration Charges. Net Purchase Payments are allocated to the Separate Account and are converted into Accumulation Units. The Net Purchase Payments are divided by the value of an Accumulation Unit for the Sub-Account Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the Net Purchase Payment. For initial Net Purchase Payments on behalf of any Participant, if the Application for Participation is in good order, SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Participant's Accumulation Account with Accumulation Units within two business days of receipt. If the Application is not in good order, SAFECO will attempt to achieve good order or will return the Application and the Purchase Payment within five business days. For subsequent Purchase Payments in good order, SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Participant's Accumulation Account with Accumulation Units during the next Valuation Period after the Purchase Payment was received.

PRINCIPAL UNDERWRITER

Currently SAFECO Securities, Inc.(SSI) acts as the principal underwriter of the contracts. SSI has its business address at SAFECO Plaza, Seattle, Washington 98185. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR), SAFECO Plaza, Seattle Washington 98185, acted as the principal underwriter of the Contracts. SSI and PNMR are wholly-owned subsidiaries of SAFECO Corporation and therefore are affiliates of SAFECO.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Purchase Payments, Participants' Accumulation Accounts and the Separate Account. These charges and deductions are:

DEDUCTION FOR PREMIUM AND OTHER TAXES

Any premium taxes or other taxes levied by any governmental entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Separate Account, or from the investment experience of the Separate Account, or from the receipt by SAFECO of Purchase Payments or from the issuance of the Contract or from the commencement of annuity payments will be charged against Purchase Payments, a Participant's Accumulation Account or withdrawal value. Premium taxes currently imposed by certain states on the type of Contracts offered hereby range from 0% to 3.5%. Some states assess their premium taxes at the time Purchase Payments are made; others assess their premium taxes at the time annuity payments commence. Premium taxes are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Such premium taxes will depend on, among other things, the location of the Employer, the classification of the Contract by the states, the status of SAFECO within such state and the insurance tax laws of such state.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

SAFECO deducts on each Valuation Date a Mortality and Expense Risk Premium which is equal on an annual basis to 1.25% of the daily net asset value of the Separate Account. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Participant, to waive Contingent Deferred Sales Charges in the event of the death of a Participant and to guarantee return of net Purchase Payments upon the Participant's death. The expense risk assumed by SAFECO is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the Administration Charge.

If the Mortality and Expense Risk Premium is insufficient to cover the actual costs, the loss will be borne by SAFECO. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to SAFECO. SAFECO expects a profit from this charge.

The Mortality and Expense Risk Premium is guaranteed by SAFECO and cannot be increased.

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE

In certain situations that a Participant withdraws all or a portion of the Participant's Accumulation Account, a Contingent Deferred Sales Charge is deducted from the Withdrawal. This charge reimburses SAFECO for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is applied only to those Purchase Payments received in the first eight (8) Certificate Years. The Contract or Certificate describes the situations where the Contingent Deferred Sales Charge does not apply. Some of these situations are:

 (i) under a Settlement Option;

 (ii) on distributions made pursuant to the death of a Participant;

(iii) on a transfer of the market value of some or all of a Participant's Accumulation Account into SAFECO's Qualified Pension Annuity Series III;

 (iv) on a transfer of the market value of Accumulation Units between Sub-Accounts;

 (v) effective April 1, 1989, with respect to the sum of withdrawals taken in any Certificate Year which do not exceed 10% of the value of the Accumulation Units in a Participant's Accumulation Account from which the withdrawal is taken; or

 (vi) effective April 29, 1994 and subject to cancellation by written notice by SAFECO, for transfers by a 401(k) Participant into SAFECO's Qualified Pension Annuity Series V or VI, or Spinnaker due to death, disability, retirement, termination of employment, or plan termination under the following conditions:

     a. the amount withdrawn is $2,000 or more, or the entire Participant's Accumulation Account, when it is being transferred to Qualified Pension Annuity Series V;

     b. the amount withdrawn is $5,000 or more when it is being transferred to Qualified Pension Annuity Series VI; or

     c. the amount withdrawn is $2,000 or more when it is being transferred to Spinnaker.

The amount of the Contingent Deferred Sales Charge will be based on the following:

                      CONTINGENT DEFERRED SALES
                               CHARGE
CERTIFICATE YEAR    AS A PERCENTAGE OF WITHDRAWAL
-----------------  -------------------------------
  1                    9% of withdrawal
  2                    9% of withdrawal
  3                    8% of withdrawal
  4                    7% of withdrawal
  5                    6% of withdrawal
  6                    5% of withdrawal
  7                    4% of withdrawal
  8                    2% of withdrawal
  9 and after          0%

The Contingent Deferred Sales Charge assesses a percentage of the current value of a Participant's Accumulation Account according to the stated schedule. However, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made by a Participant.

The commissions paid to registered representatives on the sale of Contracts are not more than 7% of the Purchase Payments. In addition, commissions, overrides and bonuses may be paid to SSI's registered representatives and/or other distributors of the Contracts. A bonus dependent upon persistency of funds on deposit in Resource B Contracts is one type of bonus that may be paid. Non-cash compensation may include accrual of conference travel credits and prizes. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, SAFECO may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium, to make up any difference.

EXAMPLES

The following examples may be helpful in understanding how the Contingent Deferred Sales Charge works:

EXAMPLE 1:

The Participant contributes $10,000 in the first Certificate Year and nothing additional in the next five years for a total of $10,000 in deposits. In the sixth Certificate Year, the Participant withdraws the entire Accumulation Account which now has a value of $16,000. The penalty-free amount is 10% of $16,000, or $1,600. The Contingent Deferred Sales Charge would be calculated as follows: the appropriate percentage is 5%. The Contingent Deferred Sales charge is 5% multiplied by $14,400 ($16,000-$1,600), which is $720.

EXAMPLE 2:

The Participant contributes $1,000 per year for ten years for a total of $10,000 in deposits. In the twelfth Certificate Year, the Participant elects to withdraw a gross amount of $5,000 from the Participant's Accumulation Account which has a current value of $15,000. Since at least eight Certificate Years have passed, there is no Contingent Deferred Sales Charge applicable.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to a group in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by SAFECO after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with SAFECO. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which SAFECO is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, SAFECO determines that there will be a reduction in sales expenses, SAFECO may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of SAFECO Resource Series Trust which are described in the accompanying Trust Prospectuses.

DEDUCTION FOR ADMINISTRATION CHARGE

SAFECO deducts an annual fee of $30 per Participant per calendar year, or any portion thereof, from the Participant's Accumulation Account for administrative expenses associated with the administration of the Participant's Accumulation Account and of the Separate Account. The $30 fee will be deducted on the date the initial Purchase Payment is invested and on each Certificate Anniversary. The Administration Charge is also assessed in the event of a total withdrawal. In the event the Certificate Anniversary and the deduction from initial Purchase Payments or complete withdrawal fall within one calendar year, SAFECO shall deduct no more than $30 for that particular year. Prior to the Annuity Date for the Participant, the Administration Charge is not guaranteed and may be changed for future years. However, the Administration Charge may never exceed $35 per Participant per calendar year. SAFECO does not make a profit from the Administration Charge.

The fee is deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to meet the Administration Charge, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, and finally from the SAFECO Resource Equity Sub-Account.

DEDUCTION FOR TRANSFER CHARGE

A Participant may elect one of the following methods of transfer:

1. The first four transfers per Participant per Calendar Year of any of a Participant's Accumulation Account into SAFECO's Qualified Pension Annuity Series III or between Sub-Accounts will have no transfer charge assessed against them. Any additional transfers will be subject to a $10 transfer charge, which will be deducted from the value of Accumulation Units transferred. Each transfer is subject to a $1,000 minimum or the entire Sub-Account if less. A $500 minimum must be maintained in a Sub-Account to keep it open for all Certificates issued after April 28, 1989. A $250 minimum may be maintained in a Sub-Account for all Certificates issued prior to and including April 28, 1989; or

2. Pre-established monthly automatic transfers of a single dollar amount of at least $250 into SAFECO's Qualified Pension Annuity Series III or between Sub-Accounts will have no transfer charge assessed against them. Any additional transfers will be subject to a $10 transfer charge which will be deducted from the value of Accumulation Units being transferred. The monthly transfers will continue to be made until the Participant requests discontinuance or there are no funds left in the Sub-Account to transfer. If monthly transfers are discontinued prior to six months after establishing the transfers, all transfers will be considered to have been made under paragraph 1 above.

                           RIGHTS UNDER THE CONTRACT

Prior to the Annuity Date, the Employer has the voting rights under the Contract. After the Annuity Date, the Participant has the voting rights with respect to the Participant's Accumulation Account, and the Participant's Beneficiary will have such rights upon the Participant's death. The Participant has the right to select settlement options and designate beneficiaries, subject to any limitations contained in the Qualified Plan pursuant to which the Contract was acquired. The Beneficiary has any rights passed on as a result of the death of the Participant.

SAFECO will issue a Certificate to each Participant eligible according to the Contract and for each Participant's Accumulation Account established under the Contract. A Certificate shall not be issued and an Accumulation Account shall not be established on behalf of a Participant who is over 75 years of age on the Certificate Issue Date under Contracts issued after April 28, 1989. Each Certificate will state in substance the provisions of the Contract and the benefits to which such Participant is entitled. No Participant shall have any rights under the Contract until, and only to the extent that, Purchase Payments on the Participant's behalf are received by SAFECO.

To the extent permitted by law, the benefits or payments under the Contract shall not be assignable or otherwise transferable, nor subject to commutation, encumbrance or alienation and shall not be subject to any claim of any creditor or to any legal process by any creditor.

All withdrawals are subject to the Plan under which the Contract is issued and the Internal Revenue Code of 1986, as amended. However, withdrawals from a Participant's Accumulation Account taken solely for purposes of an exchange or a transfer to another contract are not limited by these restrictions.

The Contract may not be modified by SAFECO without the consent of the Employer, except as may be required by applicable law.

                                 CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units attributable to the Contract. A Participant's Accumulation Account reflects the Participant's share of the Contract Value.

The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings or loss and the deductions for the Valuation Period.

                               ANNUITY PROVISIONS

SELECTION OF SETTLEMENT OPTIONS

At the time a Participant completes the Application for Participation, a Settlement Option must be selected. A Participant may, upon at least thirty (30) days' prior written notice to SAFECO, at any time prior to the Annuity Date, elect a different Settlement Option or any other annuity form satisfactory to SAFECO and the Participant.

COMMENCEMENT OF ANNUITY PAYMENTS

Annuity payments to a Participant will begin on the Participant's Annuity Date. An Annuity Date is selected at the time the Participant completes the Application for Participation. The selection of an Annuity Date is limited by the terms of the Qualified Plan pursuant to which the Contract was acquired. A Participant may, upon at least thirty (30) days' prior written notice to SAFECO, change the Annuity Date to a date which must be the first day of a calendar month. The Annuity Date may not be deferred, however, beyond any date specified under the Qualified Plan or as limited under the Internal Revenue Code of 1986, as amended.

SETTLEMENT OPTIONS

The net proceeds payable upon settlement of a Participant's interest in the Contract, may be paid under one of the following options.

OPTION 1 - VARIABLE LIFE ANNUITY. A variable annuity payable monthly during the lifetime of the Participant.

OPTION 2 - VARIABLE LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable monthly during the lifetime of the Participant with the guarantee that, if at the death of the Participant, the guaranteed number of payments has not been received by the Participant, payments will be made to the Beneficiary for the remainder of the guarantee period. If the Beneficiary does not desire payments to continue for the remainder of the guarantee period, the Beneficiary may elect to have the present value of the guaranteed annuity payments remaining, as of the date notice of death is received by SAFECO, commuted at the assumed investment rate of 4% and paid in a single sum.

OPTION 3 - JOINT AND SURVIVOR ANNUITY. An annuity payable monthly first to the Participant while the Participant is living. After the death of the Participant, payments will be continued to the Participant's spouse for as long as he or she lives. The annuity payable for the life of the spouse shall not be less than one-half of, or greater than, the amount of the annuity payable during the joint lives of the Participant and spouse.

OPTION 4 - SYSTEMATIC WITHDRAWAL INCOME PLAN-TM-. Each month a specified number of whole or partial Accumulation Units is liquidated for payment to the Participant. The number to be liquidated during a given year shall be a sufficient number so as to be expected to deplete the account over the life expectancy of the Participant or the joint lives of the Participant and such person's Beneficiary, with at least 50% of the payments expected to be paid during the Participant's life expectancy. This calculation may be made annually based on the attained age of the Participant or joint lives of the Participant and such person's Beneficiary. Systematic Withdrawal Income Plan is a trademark of SAFECO Life Insurance Company.

The Participant and a designated Beneficiary who is the spouse of a deceased Participant must elect whether or not to recalculate life expectancy. The election must be made by written notice and is irrevocable. Participants in a Cash or Deferred Savings Plan give such notice to the Plan administrator as required by the terms of the Plan. The Contractholder must notify SAFECO as to the results of such election. Participants in a Tax Sheltered Annuity or a Deferred Compensation Plan must give written notice of their election regarding recalculation to SAFECO prior to March lst following the year in which the Participant attains age 70 1/2. For these Participants, notice must also specify whether minimum distributions made under Settlement Option 4 shall be based on the value of Participant's entire Accumulation Account balance, or whether the value of benefits accrued prior to 1987 should be excluded from the calculation. If SAFECO has not received such written notice prior to March lst following the year in which the Participant attains age 70 1/2, SAFECO will recalculate life expectancy and distributions will be based on the value of the Participant's entire Accumulation Account balance as of the end of the preceding calendar year.

OPTION 5 - INSTALLMENT PAYMENTS. A Participant who has been issued a Certificate prior to April 29, 1989, may elect an immediate or deferred installment payment program under which withdrawals are taken from the Participant's Accumulation Account in a predetermined amount on a predetermined frequency. Installment payments are not available as a Settlement Option to a Participant who is issued a Certificate after April 28, 1989. Under the Installment Payment Settlement Option the value of the Participant's Accumulation Account must be exhausted over 3 or more years for a Participant's Accumulation Account of at least 5 years duration where the Participant has attained at least age 59 1/2. Withdrawals under this program are not subject to Contingent Deferred Sales Charges. If the Beneficiary does not desire payments to continue for the remainder of the guarantee period, the Beneficiary may elect to have the present value of the guaranteed annuity payments remaining, as of the date the notice of death is received by SAFECO, commuted at the assumed investment rate of 4% and paid in a single payment.

OPTION 6 - OTHER. Any other fixed or variable form of annuity satisfactory to both SAFECO and the Participant.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Except as described below, annuity payments will be paid monthly. If the net amount available to apply under any Settlement Option is less than $5,000, SAFECO shall have the right to pay such amount in one lump sum in lieu of the payment otherwise provided. In addition, for Certificates issued after April 28, 1989, if annuity payments would be or become less than $250, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250. For Certificates issued prior to April 28, 1989, if annuity payments would be or become less than $100, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $100.

FAILURE TO SELECT SETTLEMENT OPTION

For all Participants in a Tax Sheltered Annuity Plan established under Section 403(b) of the Internal Revenue Code, or an Eligible State Deferred Compensation Plan established under Section 457 of the Internal Revenue Code, minimum distributions shall commence no later than April 1st following the year in which the Participant attains age 70 1/2, unless the Participant sends written notice to SAFECO requesting that distributions not commence or notifying SAFECO that the Participant meets one of the criteria for a later required beginning date. See "Distribution Requirements" in this Prospectus. If SAFECO has not received written notice prior to March 1st following the year in which the Participant attains age 70 1/2 and if designated beneficiary information has been provided to SAFECO, SAFECO will make the required distributions based on joint life expectancy with recalculation of life expectancy under Option 4, the Systematic Withdrawal Income Plan and in accordance with the minimum distribution rules in
Section 401(a)(9) of the Internal Revenue Code. See "Settlement Options" in this Prospectus. If designated beneficiary information has not been provided to SAFECO, SAFECO will make the required distributions based on single life expectancy with recalculation of life expectancy under Option 4, and in accordance with the minimum distribution rules in Section 401(a)(9) of the Internal Revenue Code. The calculation of the required distributions shall be based on the entire Participant's account balance as of the end of the calendar year preceding the distribution year.

For all Participants in a Cash or Deferred Compensation Plan under Section 401(k) of the Internal Revenue Code, distributions will be made in accordance with the provisions of the Plan at the Contractholder's written direction. SAFECO shall not be obligated to issue an annuity or to make a cash distribution until it receives written direction containing the terms and conditions, manner and amounts of such annuity or cash distribution.

                           DISTRIBUTION REQUIREMENTS

All Settlement Options under the Contract shall distribute the Participant's Accumulation Account pursuant to the Plan and the minimum distribution rules in
Section 401(a)(9) of the Code.

Minimum distributions must begin by the Participant's required beginning date defined as April lst following the later of the year the Participant reaches age 70 1/2 or the year the Participant retires (for a Participant who is not a 5% owner).

Participants in a Cash or Deferred Savings Plan should consult the Plan Administrator regarding the application of the minimum distribution rules to their Plan benefits. SAFECO will commence required minimum distributions on April lst following the year a Participant in a Tax-Sheltered Annuity or Deferred Compensation Plan reaches age 70 1/2. Participants in Tax Sheltered Annuities and Deferred Compensation Plans who do not want SAFECO to commence required minimum distributions, or Participants who are still employed and wish to defer commencement of distributions until retirement, must send SAFECO written notice of such election prior to March lst following the year the Participant reaches age 70 1/2.

If the Participant dies before required distributions commence, the Accumulation Account must be distributed by December 31st of the year which contains the fifth anniversary of the Participant's death, or over a designated Beneficiary's life expectancy. Where the Accumulation Account is distributed over the designated Beneficiary's life expectancy (not to exceed 15 years if a non-spouse Beneficiary of a Deferred Compensation Plan Participant), a non-spouse must begin distributions by December 31st of the year following the year of the Participant's death. A surviving spouse may wait to begin payments until the year the Participant would have reached age 70 1/2 if that date is later than the year following the date of death.

If the Participant dies on or after the date required distributions have commenced, payment to the designated Beneficiary must continue at least as rapidly as the method in effect prior to the Participant's death.

DEATH BENEFIT GUARANTEE

If the Participant dies before distributions commence, or on or after the date distributions have already commenced to the Participant pursuant to Option 4, or Option 5, the amount of the payment made after the Participant's death will be the greater of Net Purchase Payments less any prior withdrawals or the value of the Participant's Accumulation Account determined as of the next Valuation Period following the date both proof of death and an election for a single sum payment or Settlement Option is received by SAFECO. If a single sum settlement is elected, payment will be made within seven business days of receipt of such election and proof of death. Election must be made by the Beneficiary during the sixty (60) day period commencing with date of receipt by SAFECO of notification of death. If no election is made within such sixty (60) day period, then a single sum settlement will be paid to the Beneficiary. The death benefit guarantee does not apply if the Participant dies after distributions have commenced pursuant to Options 1, 2, 3, or 6.

                                     TAXES

The following description is based upon SAFECO's understanding of current federal income tax law applicable to annuities in general. SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. SAFECO does not guarantee the tax status of the Contracts and Certificates. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. A Participant is not taxed on increases in the value of an Accumulation Account until distribution occurs, either in the form of a lump sum payment, a withdrawal or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. Since the Contract is designed exclusively for use with Qualified Plans, there may be no cost basis and all such distributions will be treated as income to the recipient. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

Any premium taxes or other taxes levied by any government entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Separate Account, or from the investment experience of the Separate Account, or from the receipt by SAFECO of Purchase Payments, or from the issuance of the Contract or from the commencement of annuity payments under the Contract will be charged against Purchase Payments, the Participant's Accumulation Account or withdrawal values.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the contract within the meaning of
Section 72 of the Code. Participants under the Contracts should seek competent financial advice about the tax consequences of distributions under the Qualified Plan under which the Contracts are purchased.

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of Participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Participants, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each Participant should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts.

1.  Cash or Deferred Savings Plans

    Under Section 401(k) of the Code, a Cash or Deferred Savings Plan is a plan offered by an Employer which allows Employees to elect to reduce their compensation with the reduced amounts set aside for the Employees in a tax-deferred retirement program. The Code places limitations on these plans including on such items as amount of allowable contributions, form, manner and timing of distributions, transferability of benefits, vesting and nonforfeitability of interests, nondiscrimination in eligibility and participation and the tax treatment of distributions, withdrawals and surrenders.

2.  Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying Employers may make contributions to the Contracts for the benefit of their Employees. Such contributions are not includible in the gross income of the Employee until the Employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. When the Contract is issued pursuant to a plan qualified under Section 403(b) of the Code, the Participant's entire interest in the Contract is nonforfeitable.

3.  Deferred Compensation Plans

    Under Section 457 of the Code, governmental and certain other tax exempt Employers may establish deferred compensation plans for the benefit of their Employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the Employees will not be includible in the Employees' gross income until distributed from the plan.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including the more rapid taxation of the distributed amounts from such combination of contracts. These aggregation rules do not apply to contracts issued through Cash or Deferred Savings Plans under Section 401(k) or Tax-Sheltered Annuity Plans under Section 403(b). However, they do apply to contracts issued through Deferred Compensation Plans under Section 457. Participants in a Deferred Compensation Plan under Section 457 of the Code should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includible in the gross income of the taxpayer are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the taxpayer, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or Individual Retirement Account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the Participant or joint and last survivor expectancy of the Participant and a designated Beneficiary; (b) distributions for a specified period of 10 years or more; or (c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

                                  WITHDRAWALS

TAX TREATMENT OF WITHDRAWALS

The Code imposes a 10% penalty tax on the taxable portion of any distribution from Qualified Plans, including both 401(k) and 403(b) plans. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Participant reaches age 59 1/2; (b) distributions following the death or disability of the Participant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions after separation from service that are part of substantially equal periodic payments, not less frequently than annually, made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of such Participant and a designated Beneficiary; (d) distributions to a Participant who has separated from service after attaining age 55; (e) distributions made to the Participant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Participant for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Participant; (h) distributions made to the Participant to pay qualified higher education expenses; and (i) Distributions made to the Participant for a first home purchase.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of the year in which the employee attains age 70 1/2 or retires. For more information, see "Distribution Requirements." If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX SHELTERED ANNUITY WITHDRAWAL LIMITATIONS

Effective January 1, 1989, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances where the Participant attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Participant's Accumulation Account value which represents contributions made by the Participant and does not include any income attributable to those contributions.

These limitations on withdrawals apply only to salary reduction contributions made after December 31, 1988, income attributable to such contributions, and to income attributable to amounts held as of December 31, 1988. However, these limitations will apply to all amounts (regardless of when or how the contributions were originally made) which are transferred or rolled over from a custodial account (as defined in Section 403(b)(7)) into the Participant's Accumulation Account.

The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Participants should consult their own tax counsel or other tax advisor regarding any distributions. The discussion contained in this Prospectus regarding taxes should be considered in light of the above.

WITHDRAWAL AMOUNT

Subject to the withdrawal restrictions noted above, SAFECO will pay the amount of any withdrawal within seven (7) business days of receipt of such request in good order.

Upon a withdrawal by a Participant, the number of Accumulation Units in a particular Sub-Account will be reduced by a number equal to the amount of any
(a) Withdrawal, including the Contingent Deferred Sales Charge, and (b) taxes, including premium taxes and, if applicable, income taxes, for which no other provision was made, and (c) Transfer Charges. Administration Charges will also be applied to the Accumulation Account. See "Deduction for Administration Charge" in this Prospectus. A Participant's Accumulation Account will not be reduced by the number of units equal to the amount of any early withdrawal penalty tax referred to above. The early withdrawal penalty tax must be paid directly by the Participant.

Because of the potential tax consequences of a withdrawal, and because the Qualified Plan may impose additional conditions, Participants should consult the plan administrator and competent tax advisors before making a withdrawal.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account, SAFECO Securities, Inc. or PNMR Securities, Inc. is a party. SAFECO is engaged in various kinds of routine litigation work which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
ANNUITY PROVISIONS........................................................    3
    General...............................................................    3
    Annuity Unit..........................................................    3
    Net Investment Factor.................................................    3
    Assumed Investment Factor.............................................    3
    Amount of Annuity Payments............................................    3
    Additional Provisions.................................................    4
ADDITIONAL PERFORMANCE INFORMATION........................................    4
    Performance Comparisons...............................................    4
    Performance Information...............................................    4
      Yields..............................................................    4
      Total Returns.......................................................    5
EXPERTS...................................................................    6
FINANCIAL STATEMENTS......................................................    6

                      STATEMENT OF ADDITIONAL INFORMATION

                         SAFECO LIFE INSURANCE COMPANY

                              GENERAL INFORMATION

                                     SAFECO

SAFECO Life Insurance Company (SAFECO) is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

During the establishment of the Separate Account, SAFECO contributed capital to the Separate Account which was immediately invested in the SAFECO Resource Series Trust (Trust). At March 31, 1998, SAFECO's contribution represented 20% of the value of the SAFECO Resource Bond Sub-Account. SAFECO may remove all or a portion of these amounts at anytime. However, SAFECO will attempt to minimize any potential material adverse effect such withdrawals may have on contractholder values.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

SAFECO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general account assets of SAFECO. SAFECO maintains records of all Separate Account purchases and redemptions of the shares of each Portfolio of SAFECO Resource Series Trust.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, are the independent auditors of the financial statements of SAFECO and the Separate Account.

                                  DISTRIBUTOR

Currently, SAFECO Securities, Inc.(SSI), acts as the principal underwriter for the Contracts. The offering is on a continuous basis. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR) acted as the principal underwriter for the Contracts. SSI and PNMR are both wholly-owned subsidiaries and affiliates of SAFECO. For the years ended 1995, 1996 and 1997, PNMR, through SSI, received $2,318,815, $2,695,859 and $2,614,103 in commissions for the distribution of the Contracts of which no payments were retained.

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Group Flexible Purchase Payment Deferred Variable Annuity Contracts.

  The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-426-7649 or write to SAFECO Life Insurance Company, Annuity Service
  Office: Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

  This Statement of Additional Information and the Prospectus are both dated May 1, 1998.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

ANNUITY PROVISIONS........................................................    3

  General.................................................................    3

  Annuity Unit............................................................    3

  Net Investment Factor...................................................    3

  Assumed Investment Factor...............................................    3

  Amount of Annuity Payments..............................................    3

  Additional Provisions...................................................    4

ADDITIONAL PERFORMANCE INFORMATION........................................    4

  Performance Comparisons.................................................    4

  Performance Information.................................................    4

    Yields................................................................    4

    Total Returns.........................................................    5

EXPERTS...................................................................    6

FINANCIAL STATEMENTS......................................................    6

                               ANNUITY PROVISIONS

GENERAL

The Settlement Options and related provisions are described in the Prospectus.

ANNUITY UNIT

The value of the Annuity Unit is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by the Assumed Investment Factor for such Valuation Period, where these two factors are defined as follows:

NET INVESTMENT FACTOR

The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a) is the net result of:

    (1) the net asset value per share of the Trust determined as of the current Valuation Period; plus

    (2) the per share amount of any dividend or capital-gain distribution made by the Trust if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

    (3) a per share credit or charge, respectively, which is determined by SAFECO, for changes in tax reserves resulting from investment operations of the Sub-Account.

(b) is the net result of:

    (1) the net asset value per share of the Trust determined as of the immediately preceding Valuation Period; plus or minus

    (2) the per share credit or charge, respectively, for any changes in tax reserves for the immediately preceding Valuation Period.

(c) is the percentage factor equal to the Mortality and Expense Risk Premium. Such factor is equal on an annual basis to 1.25% of the daily net asset value of the Sub-Account.

The Net Investment Factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

ASSUMED INVESTMENT FACTOR

The Assumed Investment Factor for a one day Valuation Period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Annuity Tables found in the Contract's Appendix A.

AMOUNT OF ANNUITY PAYMENTS

A Variable Annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in accordance with the net investment results of the Separate Account. The dollar amount of the first monthly Variable Annuity payment will be determined by applying the Participant's Accumulation Account, as of the 15th day of the preceding month, to the Annuity Tables contained in the Contract's Appendix A. The number of Annuity Units to be credited to the Annuitant will be determined by dividing such first monthly payment by the Annuity Unit Value calculated as of the 15th day of the preceding month. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of each Variable Annuity payment after the first shall be determined by multiplying (a) the number of Annuity Units credited to the Annuitant by (b) the Annuity Unit value as of the 15th day of the preceding month.

The Annuity Table is based on the 1983 Group Annuity Mortality Table, Projected, with an age setback of 1 year if the annuity payment begins in the years 2000-2009, 2 years if the annuity payment begins in the years 2010-2019 and an additional 1 year setback for each additional ten years following. The interest rate assumed in the Table is 4% per annum.

ADDITIONAL PROVISIONS

SAFECO may require proof of age of the Participant before making any life annuity payment provided for by the Contract. If the age of the Participant has been misstated, the amount payable will be the amount that the Accumulation Units would have provided at the correct age. Once monthly life income payments have begun, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

Prior to any settlement of a death claim, due proof of Participant's death must be submitted to SAFECO.

Where any benefits under the Contract are contingent upon the recipient being alive on a given date, SAFECO may require proof satisfactory to it that such condition has been met.

                       ADDITIONAL PERFORMANCE INFORMATION

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance Information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of Variable Annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

PERFORMANCE INFORMATION

YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking in to account capital gains or losses or the imposition of any Contingent Deferred Sales Charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the SAFECO Resource Money Market Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven
(7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Yield for the SAFECO Resource Bond Sub-Account is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/cd + 1)6 - 1]

where a = net investment income earned during the period by the corresponding Available Fund portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the value (maximum offering price) per accumulation unit on the last day of the period.

TOTAL RETURNS. Total return reflects all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the Annual Administration Maintenance Charge, and any other charges against Contract Value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the Contingent Deferred Sales Charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the Contingent Deferred Sales Charge, since the Contracts are intended as long-term products.

From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1 + T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

                                    EXPERTS

The financial statements of SAFECO Resource Variable Account B and SAFECO Life Insurance Company and Subsidiaries appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing in the Statement of Additional Information. Such financial statements have been included herein in reliance on their reports given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The consolidated financial statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of SAFECO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS
                       SAFECO RESOURCE VARIABLE ACCOUNT B

                            ------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Report of Ernst & Young LLP, Independent Auditors.........................    9

Statement of Assets and Liabilities as of December 31, 1997...............   10

Statement of Operations and Changes in Net Assets for the year or period
  ended December 31, 1997 and 1996........................................   12

Notes to Financial Statements (including accumulation unit data)..........   16

                 (This page has been left blank intentionally.)

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
Participants of SAFECO Resource Variable Account B

We have audited the accompanying statement of assets and liabilities of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, American Century Balanced, and American Century International Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and historical accumulation unit values are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting SAFECO Resource Variable Account B at December 31, 1997, the results of their operations, the changes in their net assets, and the historical accumulation unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 30, 1998

                      STATEMENT OF ASSETS AND LIABILITIES
                       SAFECO Resource Variable Account B
                            As of December 31, 1997

                                                        SUB-ACCOUNTS
                           ----------------------------------------------------------------------
(In Thousands, Except                                                                    SAFECO
Per-Share                    SAFECO      SAFECO      SAFECO      SAFECO      SAFECO       SMALL
and Per-Unit Amounts)        EQUITY      GROWTH        NW         BOND        MMKT       COMPANY
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
    underlying
    Portfolios:
    Investments, at cost   $  145,281   $  73,425   $   4,003   $   9,661   $   2,704   $    181
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
      SHARES OWNED              6,787       3,571         304         875       2,704         14
      NET ASSET VALUE PER
        SHARE              $    25.18   $   23.35   $   15.20   $   11.04   $    1.00   $  12.33
                           ----------   ---------   ---------   ---------   ---------   ---------
    Investments, at value     170,907      83,376       4,626       9,663       2,704        176
    Cash                           39           2          --           4           1         --
                           ----------   ---------   ---------   ---------   ---------   ---------
      Total assets            170,946      83,378       4,626       9,667       2,705        176
LIABILITIES:
  Mortality and expense
    risk charge payable           189          92           5          11           3         --
  Other                            40           2          --           4           1         --
                           ----------   ---------   ---------   ---------   ---------   ---------
      Total liabilities           229          94           5          15           4         --
                           ----------   ---------   ---------   ---------   ---------   ---------
NET ASSETS                 $  170,717   $  83,284   $   4,621   $   9,652   $   2,701   $    176
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNITS
  OUTSTANDING                   3,475       2,153         298         501         174         14
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNIT VALUE*
  (Net assets divided by
    accumulation units
    oustanding)            $   49.122   $  38.686   $  15.493   $  19.265   $  15.509   $ 12.759
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                                                SUB-ACCOUNTS
                           ---------------------------------------------------------------------------------------
                                                  LEX        LEX                 FED
                           SCUDDER   SCUDDER    NATURAL   EMERGING     FED      HIGH      FED       AMC      AMC
                            INT'L    BALANCED  RESOURCES   MARKETS   UTILITY   INCOME    INT'L   BALANCED   INT'L
------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
    underlying
    Portfolios:
    Investments, at cost   $15,505   $10,298   $    646   $    292   $    639  $   732  $   295  $    347   $  453
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
      SHARES OWNED           1,184       891         45         27         53       70       25        42       66
      NET ASSET VALUE PER
        SHARE              $ 14.11   $ 13.30   $  14.91   $   8.91   $  14.29  $ 10.95  $ 12.27  $   8.24   $ 6.84
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
    Investments, at value   16,704    11,856        678        238        757      761      311       349      450
    Cash                        --         1         --         --         --       --       --        --       --
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
      Total assets          16,704    11,857        678        238        757      761      311       349      450
LIABILITIES:
  Mortality and expense
    risk charge payable         19        13          1         --          1        1        1         1       --
  Other                         --        --         --         --         --       --       --        --       --
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
      Total liabilities         19        13          1         --          1        1        1         1       --
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
NET ASSETS                 $16,685   $11,844   $    677   $    238   $    756  $   760  $   310  $    348   $  450
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
ACCUMULATION UNITS
  OUTSTANDING                1,184       693         45         27         50       62       26        43       66
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
ACCUMULATION UNIT VALUE*
  (Net assets divided by
    accumulation units
    oustanding)            $14.094   $17.080   $ 14.996   $  8.703   $ 15.144  $12.290  $12.017  $  8.185   $6.793
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  ---------  ------

--------------------------------------------------------------------------------

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                       SAFECO Resource Variable Account B
                        Year or Period Ended December 31

                                                       SUB-ACCOUNTS
                           ---------------------------------------------------------------------
                                  SAFECO                  SAFECO                  SAFECO
                                  EQUITY                  GROWTH                    NW
                           ---------------------   ---------------------   ---------------------
(In Thousands)               1997        1996        1997        1996        1997        1996
------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $  12,420   $  12,467   $  13,463   $   3,680   $     198   $      18
  Mortality and expense
    risk charge               (1,934)     (1,394)       (784)       (395)        (43)        (30)
  Net realized gain
    (loss) on investments      9,610       4,626       5,338       1,462         227          66
  Net change in
    unrealized
    appreciation              11,494       7,840       5,019       3,825         442         175
                           ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                  31,590      23,539      23,036       8,572         824         229
UNIT TRANSACTIONS:
  Purchases                   37,076      32,687      28,799      22,046       1,905         969
  Redemptions                (30,507)    (13,315)    (13,657)     (4,576)       (757)       (435)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS          6,569      19,372      15,142      17,470       1,148         534
                           ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                      38,159      42,911      38,178      26,042       1,972         763
NET ASSETS AT BEGINNING
  OF YEAR                    132,558      89,647      45,106      19,064       2,649       1,886
                           ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $ 170,717   $ 132,558   $  83,284   $  45,106   $   4,621   $   2,649
                           ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       See Notes to Financial Statements

                                                             SUB-ACCOUNTS
                           ---------------------------------------------------------------------------------
                                                                            SAFECO
                                  SAFECO                  SAFECO             SMALL            SCUDDER
                                   BOND                    MMKT             COMPANY            INT'L
                           ---------------------   ---------------------   ---------   ---------------------
                             1997        1996        1997        1996        1997*       1997        1996
------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     509   $     495   $     172   $     241   $      6    $     349   $     219
  Mortality and expense
    risk charge                 (113)       (111)        (43)        (63)        --         (204)       (142)
  Net realized gain
    (loss) on investments       (143)        (20)         --          --          1        1,473         173
  Net change in
    unrealized
    appreciation                 371        (425)         --          --         (5)        (467)      1,164
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                     624         (61)        129         178          2        1,151       1,414
UNIT TRANSACTIONS:
  Purchases                    1,459       1,555      14,068      10,520        220        7,878       5,680
  Redemptions                 (1,494)     (1,150)    (16,594)    (10,042)       (46)      (6,231)     (1,518)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS            (35)        405      (2,526)        478        174        1,647       4,162
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                         589         344      (2,397)        656        176        2,798       5,576
NET ASSETS AT BEGINNING
  OF YEAR                      9,063       8,719       5,098       4,442         --       13,887       8,311
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $   9,652   $   9,063   $   2,701   $   5,098   $    176    $  16,685   $  13,887
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       See Notes to Financial Statements

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                        YEAR OR PERIOD ENDED DECEMBER 31

                                                       SUB-ACCOUNTS
                           ---------------------------------------------------------------------
                                                            LEX                     LEX
                                  SCUDDER                 NATURAL                EMERGING
                                 BALANCED                RESOURCES                MARKETS
                           ---------------------   ---------------------   ---------------------
(In Thousands)               1997        1996        1997        1996#       1997        1996#
------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     672   $     249   $      21   $      1    $      --   $     --
  Mortality and expense
    risk charge                 (121)        (70)         (8)        (3)          (4)        (1)
  Net realized gain
    (loss) on investments        350         218          42          9            3         --
  Net change in
    unrealized
    appreciation               1,044         148          (6)        38          (49)        (5)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                   1,945         545          49         45          (50)        (6)
UNIT TRANSACTIONS:
  Purchases                    4,296       4,418         450        344          299        207
  Redemptions                 (1,677)       (966)       (206)        (5)        (211)        (1)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS          2,619       3,452         244        339           88        206
                           ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                       4,564       3,997         293        384           38        200
NET ASSETS AT BEGINNING
  OF YEAR                      7,280       3,283         384         --          200         --
                           ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $  11,844   $   7,280   $     677   $    384    $     238   $    200
                           ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  * For the period from May 1, 1997 (inception date) to December 31, 1997. # For the period from February 15, 1996 (inception date) to December 31,
     1996.

                       See Notes to Financial Statements

                                                               SUB-ACCOUNTS
                           -------------------------------------------------------------------------------------
                                                         FED
                                   FED                  HIGH                   FED             AMC        AMC
                                 UTILITY               INCOME                 INT'L          BALANCED    INT'L
                           -------------------   -------------------   -------------------   --------   --------
                             1997      1996#       1997      1996#       1997      1996#      1997*      1997*
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     16   $     6    $     15   $     5    $     --   $    --    $    --    $     --
  Mortality and expense
    risk charge                  (6)       (2)         (4)       --          (3)       --         (1)         (1)
  Net realized gain
    (loss) on investments        15        --           5        --           1        --          1          --
  Net change in
    unrealized
    appreciation                 97        20          24         4          14         1          1          (3)
                           --------   --------   --------   --------   --------       ---    --------   --------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                    122        24          40         9          12         1          1          (4)
UNIT TRANSACTIONS:
  Purchases                     431       265         682       109         273        43        363         492
  Redemptions                   (77)       (9)        (77)       (3)        (18)       (1)       (16)        (38)
                           --------   --------   --------   --------   --------       ---    --------   --------
NET UNIT TRANSACTIONS           354       256         605       106         255        42        347         454
                           --------   --------   --------   --------   --------       ---    --------   --------
TOTAL CHANGE IN NET
  ASSETS                        476       280         645       115         267        43        348         450
NET ASSETS AT BEGINNING
  OF YEAR                       280        --         115        --          43        --         --          --
                           --------   --------   --------   --------   --------       ---    --------   --------
NET ASSETS AT END OF YEAR  $    756   $   280    $    760   $   115    $    310   $    43    $   348    $    450
                           --------   --------   --------   --------   --------       ---    --------   --------
                           --------   --------   --------   --------   --------       ---    --------   --------

--------------------------------------------------------------------------------

  * For the period from May 1, 1997 (inception date) to December 31, 1997. # For the period from February 15, 1996 (inception date) to December 31,
     1996.

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

SAFECO Resource Variable Account B (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products.

SUB-ACCOUNTS                                                    UNDERLYING PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
                                                                   SAFECO Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                                    Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                                    Growth Portfolio
SAFECO Resource Northwest (SAFECO NW)                                     Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                                        Bond Portfolio
SAFECO Resource Money Market (SAFECO MMKT)                                Money Market Portfolio
SAFECO Resource Small Company Stock (SAFECO Small Company)                Small Company Stock Portfolio

                                                                  Scudder Variable Life Investment Fund
Scudder International (SCUDDER Int'l)                                     International Portfolio
Scudder Balanced                                                          Balanced Portfolio

                                                                Lexington Natural Resources Trust
Lexington Natural Resources (LEX Natural Resources)                       Natural Resources Portfolio

                                                                Lexington Emerging Markets Fund, Inc.
Lexington Emerging Markets (LEX Emerging Markets)                         Emerging Markets Portfolio

                                                                Federated Insurance Series
Federated Utility (FED Utility)                                           Utility Fund II
Federated High Income Bond (FED High Income)                              High Income Bond Fund II
Federated International Equity (FED Int'l)                                International Equity Fund II

                                                                 American Century Variable Portfolios, Inc.
American Century Balanced (AMC Balanced)                                  VP Balanced Portfolio
American Century International (AMC Int'l)                                VP International Portfolio

                         NOTES TO FINANCIAL STATEMENTS

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.

SECURITY VALUATION. Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

DISTRIBUTIONS. The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX. Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.  EXPENSES

SAFECO assumes mortality and expense risks related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.25% of the daily net assets of the Separate Account.

There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

4.  INVESTMENT TRANSACTIONS

Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

(In Thousands)
SUB-ACCOUNT                                                                                   PURCHASES      SALES
------------------------------------------------------------------------------------------------------------------
SAFECO Equity                                                                                 $  50,277  $  33,178
SAFECO Growth                                                                                    42,786     14,921
SAFECO NW                                                                                         2,195        890
SAFECO Bond                                                                                       2,097      1,735
SAFECO MMKT                                                                                      15,049     17,449
SAFECO Small Company                                                                                226*        46*
SCUDDER Int'l                                                                                     8,480      6,685
SCUDDER Balanced                                                                                  5,122      1,948
LEX Natural Resources                                                                               480        222
LEX Emerging Markets                                                                                300        216
FED Utility                                                                                         594        229
FED High Income                                                                                     698         81
FED Int'l                                                                                           350         98
AMC Balanced                                                                                        368*        22*
AMC Int'l                                                                                           508*        54*
------------------------------------------------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

                         NOTES TO FINANCIAL STATEMENTS

5.  HISTORICAL ACCUMULATION UNIT VALUES

                                                                                  DECEMBER 31
                                                             -----------------------------------------------------
SUB-ACCOUNT                                                       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------------------
SAFECO Equity                                                $  49.122  $  39.829  $  32.321  $  25.424  $  23.630
SAFECO Growth                                                   38.686     27.082     20.756     14.897     13.480
SAFECO NW                                                       15.493     11.968     10.777     10.156      9.923
SAFECO Bond                                                     19.265     17.991     18.117     15.559     16.253
SAFECO MMKT                                                     15.509     14.944     14.417     13.837     13.516
SAFECO Small Company*                                           12.759         --         --         --         --
SCUDDER Int'l                                                   14.094     13.083     11.540     10.519     10.743
SCUDDER Balanced                                                17.080     13.919     12.596     10.066     10.346
LEX Natural Resources**                                         14.996     14.169         --         --         --
LEX Emerging Markets**                                           8.703      9.968         --         --         --
FED Utility**                                                   15.144     12.106         --         --         --
FED High Income**                                               12.290     10.933         --         --         --
FED Int'l**                                                     12.017     11.052         --         --         --
AMC Balanced*                                                    8.185         --         --         --         --
AMC Int'l*                                                       6.793         --         --         --         --
------------------------------------------------------------------------------------------------------------------

 * Unit value on the inception date (May 1, 1997) was $10.000, $7.160, and $6.200, for the SAFECO Small Company, AMC Balanced and AMC Int'l Sub-accounts, respectively.

** Unit value on the inception date (February 15, 1996) was $11.920, $10.540,
   $11.410, $10.050, and $10.480, for the LEX Natural Resources, LEX Emerging Markets, FED Utility, FED High Income, and FED Int'l Sub-accounts, respectively.

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                         SAFECO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

                               TABLE OF CONTENTS

                                                                                                   PAGE
                                                                                                   -----

Report of Independent Auditors................................................................        A-21

Consolidated Financial Statements

    Consolidated Balance Sheet................................................................        A-22

    Statement of Consolidated Income..........................................................        A-23

    Statement of Changes in Shareholder's Equity..............................................        A-24

    Statement of Consolidated Cash Flows......................................................        A-25

    Notes to Consolidated Financial Statements................................................        A-27

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related statements of consolidated income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 as required by the Financial Accounting Standards Board.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
February 13, 1998

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                    DECEMBER 31
                                                                              ------------------------
                                                                                 1997         1996
                                                                              -----------  -----------
ASSETS
Investments (Note 3):
  Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1997-$8,901,583; 1996-$7,597,733)......................  $ 9,401,886  $ 7,853,553
  Fixed Maturities Held-to-Maturity, at Amortized Cost
    (Market Value: 1997-$3,159,888; 1996-$2,670,004)........................    2,708,558    2,488,324
  Marketable Equity Securities, at Market Value
    (Cost: 1997-$10,651; 1996-$9,629).......................................       15,552       18,902
  First Mortgage Loans on Real Estate:
    Nonaffiliates (At cost, less allowance for losses:
      1997-$11,609; 1996-$10,943)...........................................      475,975      447,596
    Affiliates..............................................................      175,183      140,743
  Real Estate...............................................................        3,399        4,134
  Policy Loans..............................................................       60,249       58,153
  Short-Term Investments (At cost which approximates market)................       56,374       69,878
  Investment in Limited Partnerships........................................          250          250
                                                                              -----------  -----------
    Total Investments.......................................................   12,897,426   11,081,533
Cash........................................................................      244,512       19,136
Accrued Investment Income...................................................      181,757      159,790
Accounts and Notes Receivable (At cost, less allowance
  for doubtful accounts: 1997-$78; 1996-$85)................................       48,204       23,582
Reinsurance Recoverables (Note 6)...........................................       28,515       25,204
Deferred Policy Acquisition Costs (Net of valuation
  allowance: 1997-$35,349; 1996-$19,040)....................................      239,843      240,464
Present Value of Future Profits.............................................       13,239      --
Other Assets................................................................       63,544        5,497
Current Income Taxes Recoverable (Note 10)..................................      --               792
Assets Held in Separate Accounts............................................      905,417      491,212
                                                                              -----------  -----------
        Total Assets........................................................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy and Contract Liabilities (Note 6):
    Future Policy Benefits..................................................  $   151,675  $   149,624
    Policy and Contract Claims..............................................       37,688       29,155
    Premiums Paid in Advance................................................        9,145        8,846
    Funds Held Under Deposit Contracts......................................   11,539,473    9,792,730
    Other Policyholders' Funds..............................................      166,759      134,422
                                                                              -----------  -----------
      Total Policy and Contract Liabilities.................................   11,904,740   10,114,777
  Other Liabilities.........................................................      125,247       76,089
  Federal Income Taxes (Note 10):
    Current.................................................................       19,192      --
    Deferred (Includes tax on unrealized appreciation of investment
     securities: 1997-$164,449; 1996-$86,120)...............................      179,296      103,648
  Liabilities Related to Separate Accounts..................................      905,417      491,212
                                                                              -----------  -----------
      Total Liabilities.....................................................   13,133,892   10,785,726
                                                                              -----------  -----------
Shareholder's Equity:
  Common Stock, $250 Par Value;
    20,000 Shares Authorized, Issued and Outstanding........................        5,000        5,000
  Additional Paid-In Capital................................................       85,000       85,000
  Retained Earnings (Note 8)................................................    1,093,048    1,011,439
  Unrealized Appreciation of Investment Securities, Net of Tax (Note 3).....      305,517      160,045
                                                                              -----------  -----------
      Total Shareholder's Equity............................................    1,488,565    1,261,484
                                                                              -----------  -----------
        Total Liabilities and Shareholder's Equity..........................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------
Revenues:
  Premiums......................................................  $  240,595  $  240,100  $  237,025
  Investment Income:
    Interest on Fixed Maturities................................     830,837     767,309     716,510
    Interest on Mortgage Loans..................................      56,232      52,127      51,912
    Interest on Short-Term Investments..........................       3,419       2,935       4,017
    Dividends from Marketable Equity Securities.................       1,044         843       1,387
    Dividends from Redeemable Preferred Stock...................      16,026      12,654       3,065
    Other Investment Income.....................................       3,843       3,879       4,155
                                                                  ----------  ----------  ----------

        Total...................................................     911,401     839,747     781,046
    Less Investment Expenses....................................       3,485       3,709       3,546
                                                                  ----------  ----------  ----------

  Net Investment Income.........................................     907,916     836,038     777,500
                                                                  ----------  ----------  ----------

  Other Revenue.................................................      21,751      12,933      11,608
  Realized Investment Gain (Note 3).............................       6,807      10,439       5,676
                                                                  ----------  ----------  ----------

        Total...................................................   1,177,069   1,099,510   1,031,809
                                                                  ----------  ----------  ----------

Benefits and Expenses:
  Policy Benefits...............................................     844,926     782,213     723,466
  Commissions...................................................      93,681      74,724      79,163
  Personnel Costs...............................................      48,503      43,609      42,314
  Taxes Other Than Payroll and Income Taxes.....................      11,817      15,512       7,913
  Other Operating Expenses......................................      46,639      45,224      42,978
  Amortization of Deferred Policy Acquisition Costs.............      36,946      35,652      32,376
  Deferral of Policy Acquisition Costs..........................     (53,068)    (42,426)    (35,347)
                                                                  ----------  ----------  ----------

        Total...................................................   1,029,444     954,508     892,863
                                                                  ----------  ----------  ----------

Income before Federal Income Taxes..............................     147,625     145,002     138,946
                                                                  ----------  ----------  ----------

Provision (Benefit) for Federal Income Taxes (Note 10):
  Current.......................................................      54,705      57,417      61,830
  Deferred......................................................      (4,689)     (6,471)    (13,800)
                                                                  ----------  ----------  ----------

        Total...................................................      50,016      50,946      48,030
                                                                  ----------  ----------  ----------

Net Income......................................................  $   97,609  $   94,056  $   90,916
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------

Common Stock....................................................  $    5,000  $    5,000  $    5,000
                                                                  ----------  ----------  ----------
Additional Paid-In Capital......................................      85,000      85,000      85,000
                                                                  ----------  ----------  ----------
Retained Earnings:
      Balance at the Beginning of Year..........................   1,011,439     921,383     834,467
      Net Income................................................      97,609      94,056      90,916
      Dividends to Parent.......................................     (16,000)     (4,000)     (4,000)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................   1,093,048   1,011,439     921,383
                                                                  ----------  ----------  ----------
Unrealized Appreciation of Investment Securities, Net of Tax
  (Note 3):
      Balance at the Beginning of Year..........................     160,045     320,452    (126,229)
      Change in Unrealized Appreciation.........................     156,073    (175,861)    474,511
      Change in Deferred Policy Acquisition Costs Valuation
        Allowance...............................................     (10,601)     15,454     (27,830)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................     305,517     160,045     320,452
                                                                  ----------  ----------  ----------
        Shareholder's Equity....................................  $1,488,565  $1,261,484  $1,331,835
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                       YEAR ENDED DECEMBER 31
                                                                -------------------------------------
                                                                   1997         1996         1995
                                                                -----------  -----------  -----------
OPERATING ACTIVITIES:
  Insurance Premiums Received.................................  $   216,089  $   216,801  $   216,269
  Dividends and Interest Received.............................      819,433      754,878      703,053
  Other Operating Receipts....................................       19,299       12,948       10,607
  Insurance Claims and Policy Benefits Paid...................     (353,227)    (302,955)    (272,206)
  Underwriting, Acquisition and Insurance Operating Costs
    Paid......................................................     (202,077)    (172,251)    (169,904)
  Income Taxes Paid...........................................      (36,140)     (71,255)     (61,247)
                                                                -----------  -----------  -----------
      Net Cash Provided by Operating Activities...............      463,377      438,166      426,572
                                                                -----------  -----------  -----------
INVESTING ACTIVITIES:
  Purchases of:
    Fixed Maturities Available-for-Sale.......................   (1,891,778)  (1,544,998)  (1,424,510)
    Fixed Maturities Held-to-Maturity.........................     (199,589)    (473,206)    (291,965)
    Purchase of Subsidiary, Net of Cash Acquired..............      116,122      --           --
    Marketable Equity Securities..............................       (5,773)        (272)        (260)
    Other Investments.........................................          (15)         (15)         (14)
    Policy and Nonaffiliated Mortgage Loans...................      (96,019)     (85,485)     (55,302)
    Affiliated Mortgage Loans.................................      (40,000)     (34,650)     (12,643)
  Maturities of Fixed Maturities Available-for-Sale...........      435,788      466,509      375,291
  Maturities of Fixed Maturities Held-to-Maturity.............        8,907       21,694       17,878
  Sales of:
    Fixed Maturities Available-for-Sale.......................      869,091      721,229      327,160
    Fixed Maturities Held-to-Maturity.........................      --            13,316      --
    Marketable Equity Securities..............................       11,185       10,394        2,172
    Other Investments.........................................        2,000        1,100          180
    Real Estate...............................................          639        1,086          876
    Policy and Nonaffiliated Mortgage Loans...................       61,159       48,341       50,734
    Affiliated Mortgage Loans.................................        5,560       31,730        8,977
  Net (Increase) Decrease in Short-Term Investments...........       11,519       (1,250)      (5,811)
  Other.......................................................      (50,141)        (747)        (122)
                                                                -----------  -----------  -----------
      Net Cash Used in Investing Activities...................     (761,345)    (825,224)  (1,007,359)
                                                                -----------  -----------  -----------
FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts......................    1,392,517    1,148,590    1,304,665
  Return of Funds Held Under Deposit Contracts................     (861,221)    (765,480)    (720,845)
  Dividends to Parent.........................................      (13,000)      (4,000)      (4,000)
  Net Proceeds from (Repayment of) Short-Term Borrowings......        5,048       (7,802)       9,143
                                                                -----------  -----------  -----------
      Net Cash Provided by Financing Activities...............      523,344      371,308      588,963
                                                                -----------  -----------  -----------
Net Increase (Decrease) in Cash...............................      225,376      (15,750)       8,176
Cash at Beginning of Year.....................................       19,136       34,886       26,710
                                                                -----------  -----------  -----------
Cash at End of Year...........................................  $   244,512  $    19,136  $    34,886
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS --
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Net Income...........................................................  $  97,609  $  94,056  $  90,916
                                                                       ---------  ---------  ---------
Adjustments to Reconcile Net Income to
  Net Cash Provided by Operating Activities:
    Realized Investment Gain.........................................     (6,807)   (10,439)    (5,676)
    Amortization of Fixed Maturity Investments.......................    (24,929)   (26,811)   (26,050)
    Deferred Federal Income Tax Benefit..............................     (4,689)    (6,471)   (13,800)
    Interest Expense on Deposit Contracts............................    473,851    460,594    432,327
    Other............................................................     (7,877)       574      3,140

    Changes in:
      Future Policy Benefits.........................................      1,855     (4,466)    (1,232)
      Policy and Contract Claims.....................................      2,830      2,748     (2,643)
      Premiums Paid in Advance.......................................        299        637       (574)
      Deferred Policy Acquisition Costs..............................    (15,688)    (6,198)    (6,116)
      Accrued Investment Income......................................    (11,451)    (8,893)    (8,990)
      Accrued Interest on Accrual Bonds..............................    (48,354)   (44,015)   (36,908)
      Other Receivables..............................................     (5,467)    (8,639)    (2,353)
      Current Federal Income Taxes...................................     18,565    (13,839)       583
      Other Assets and Liabilities...................................     (2,350)     4,668        449
      Other Policyholders' Funds.....................................     (4,020)     4,660      3,499
                                                                       ---------  ---------  ---------
        Total Adjustments............................................    365,768    344,110    335,656
                                                                       ---------  ---------  ---------
Net Cash Provided by Operating Activities............................  $ 463,377  $ 438,166  $ 426,572
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company directly owns three subsidiaries, SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, and WM Life Insurance Company, and indirectly owns Empire Life Insurance Company. The Company acquired WM Life Insurance Company and Empire Life Insurance Company in 1997 (see Note 2). The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

   BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

   All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1997 classifications.

   ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

   INVESTMENTS. Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

   All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes.

   When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

   The cost of security investments sold is determined by the "identified cost" method.

   Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

   REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

   Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

   Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1997, 1996 or 1995.

   Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

   PRESENT VALUE OF FUTURE PROFITS. The present value of future profits represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the present value of future profits is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The present value of future profits is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 1997.

   OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call option premiums are amortized as an expense over the term of the option on a straight-line basis. Gains and losses on these instruments are recorded in income when realized. The balance in other assets for call option premiums at December 31, 1997 is $21,232.

   The Financial Accounting Standards Board (FASB) has issued an exposure draft addressing accounting and disclosure requirements for derivative financial instruments. The Company's accounting treatment for options may change in the future based on the issuance of definitive guidance from the FASB.

   On December 31, 1997, the Company acquired Washington Mutual, Inc.' s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company, and Washington Mutual, Inc. agreed to distribute the Company's annuity products through the Washington Mutual, Inc. multi-state banking network. The portion of this transaction relating to the distribution agreement is valued at $35 million and will be amortized on a straight-line basis over 15 years. The unamortized balance of $35 million is included in other assets.

   FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

   Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

   POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

   FEDERAL INCOME TAXES. The Company and its subsidiaries, except for WM Life Insurance Company and Empire Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

   NEW ACCOUNTING STANDARDS. In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 3.

   In June of 1997, the FASB issued Statement 130, "Reporting Comprehensive Income." Statement 130 is effective for fiscal years beginning after December 15, 1997 and the Company will adopt it in the first quarter of 1998. Adoption will have no effect on net income but will require the reporting of "comprehensive income," which will include net income and certain items currently reported in shareholder's equity.

   The FASB issued Statement 131, "Disclosures about Segments of an Enterprise and Related Information," in June of 1997. Statement 131 changes the way information about business segments is reported in annual financial statements and requires the reporting of selected segment information in interim reports. This statement is effective for financial statements for periods beginning after December 15, 1997, and the Company plans on providing the required segment information in its 1998 consolidated financial statements. This statement has no effect on net income.

2.  ACQUISITION

   On December 31, 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company for $105.8 million. The fair value of assets acquired, excluding cash, was $766,921, and the fair value of liabilities assumed was $882,226. The acquisition is being treated as a purchase for accounting purposes, and allocation of purchase price resulted in no goodwill. The transaction was financed through internal sources.

   The unaudited pro forma condensed results of operations presented below assume the acquisition of WM Life Insurance Company and Empire Life Insurance Company occurred at the beginning of 1996, and give effects to actual operating results prior to the acquisition. These pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of 1996 nor are they necessarily indicative of future consolidated results.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)
   PRO FORMA INFORMATION -- UNAUDITED

                                           YEAR ENDED DECEMBER 31
                                          ------------------------
                                             1997         1996
                                          -----------  -----------
Revenues................................  $ 1,244,530  $ 1,162,614
Net income..............................      103,474       97,654

3.  INVESTMENT SUMMARY

   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   604,305  $   61,328   $       (47)   $    61,281    $   665,586
States, municipalities and political
  subdivisions..........................      134,160      13,439          (720)        12,719        146,879
Foreign governments.....................      102,053       6,674            (7)         6,667        108,720
Public utilities........................    1,467,168     100,208        (1,175)        99,033      1,566,201
All other corporate bonds...............    3,803,982     186,502        (1,174)       185,328      3,989,310
Mortgage-backed securities..............    2,789,915     139,056        (3,781)       135,275      2,925,190
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    8,901,583     507,207        (6,904)       500,303      9,401,886
Marketable equity securities............       10,651       4,906            (5)         4,901         15,552
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 8,912,234  $  512,113   $    (6,909)       505,204    $ 9,417,438
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (35,349)
Applicable federal income tax...................................................      (164,338)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   305,517
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   257,881  $   74,238   $   --         $    74,238    $   332,119
States, municipalities and political
  subdivisions..........................      120,345      14,917       --              14,917        135,262
Foreign governments.....................      148,903      40,306       --              40,306        189,209
Public utilities........................      417,519      78,330       --              78,330        495,849
All other corporate bonds...............    1,462,968     208,201          (142)       208,059      1,671,027
Mortgage-backed securities..............      300,942      35,574           (94)        35,480        336,422
                                          -----------  -----------       ------    ------------   -----------
Total fixed maturities classified as
  held-to-maturity......................  $ 2,708,558  $  451,566   $      (236)   $   451,330    $ 3,159,888
                                          -----------  -----------       ------    ------------   -----------
                                          -----------  -----------       ------    ------------   -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   746,401  $   38,689   $    (1,915)   $    36,774    $   783,175
States, municipalities and political
  subdivisions..........................      131,538      11,192        (1,009)        10,183        141,721
Foreign governments.....................       74,427       4,575            (7)         4,568         78,995
Public utilities........................    1,428,912      72,384        (7,220)        65,164      1,494,076
All other corporate bonds...............    2,707,297     100,673       (15,464)        85,209      2,792,506
Mortgage-backed securities..............    2,509,158      72,485       (18,563)        53,922      2,563,080
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    7,597,733     299,998       (44,178)       255,820      7,853,553
Marketable equity securities............        9,629       9,518          (245)         9,273         18,902
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 7,607,362  $  309,516   $   (44,423)       265,093    $ 7,872,455
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (19,040)
Applicable federal income tax...................................................       (86,008)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   160,045
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                             GROSS        GROSS         NET       ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                COST         GAINS       LOSSES        GAIN         VALUE
                                             -----------  -----------  -----------  -----------  -----------
United States government and government
  agencies and authorities.................  $   244,686   $  29,559    $    (396)   $  29,163   $   273,849
States, municipalities and political
  subdivisions.............................      103,075       3,797         (664)       3,133       106,208
Foreign governments........................      148,300      24,403       --           24,403       172,703
Public utilities...........................      545,249      48,130       (4,279)      43,851       589,100
All other corporate bonds..................    1,155,146      82,922       (9,495)      73,427     1,228,573
Mortgage-backed securities.................      291,868      13,110       (5,407)       7,703       299,571
                                             -----------  -----------  -----------  -----------  -----------
Total fixed maturities classified as
  held-to-maturity.........................  $ 2,488,324   $ 201,921    $ (20,241)   $ 181,680   $ 2,670,004
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The amortized cost and estimated market value of fixed maturities at December 31, 1997, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE         HELD-TO-MATURITY
                                                        ------------------------  ------------------------
                                                                      ESTIMATED                 ESTIMATED
                                                         AMORTIZED     MARKET      AMORTIZED     MARKET
                                                           COST         VALUE        COST         VALUE
                                                        -----------  -----------  -----------  -----------
Due in one year or less...............................  $   243,954  $   245,140  $   --       $   --
Due after one year through five years.................    1,886,758    1,959,986            3            4
Due after five years through ten years................    1,268,615    1,320,613       49,128       56,715
Due after ten years...................................    2,712,341    2,950,957    2,358,485    2,766,747
Mortgage-backed securities............................    2,789,915    2,925,190      300,942      336,422
                                                        -----------  -----------  -----------  -----------
    Total.............................................  $ 8,901,583  $ 9,401,886  $ 2,708,558  $ 3,159,888
                                                        -----------  -----------  -----------  -----------
                                                        -----------  -----------  -----------  -----------

   At December 31, 1997 and 1996, the Company held below investment grade fixed maturities of $316 million and $242 million at amortized cost, respectively. The respective market values of these investments were approximately $329 million and $239 million. These holdings amounted to 2.6% and 2.3% of the Company's investments in fixed maturities at market value at December 31, 1997 and 1996, respectively.

   Certain fixed maturity securities with an amortized cost of $7,543 and $4,648 at December 31, 1997 and 1996, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

   At December 31, 1997 and 1996, mortgage loans constituted approximately 4.5% and 4.9% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 39% of the total in California. Individual loans generally do not exceed $5 million.

   The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1997 is less than one percent of the total of such investments.

   The proceeds from sales of investment securities and related gains and losses for 1997 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1997
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   869,091        $   --             $  11,185
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $     5,805        $   --             $   6,832
Gross realized losses on sales......................          (9,410)           --                  (397)
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................          (3,605)           --                 6,435
Other (Including net gain on calls and
  redemptions)......................................           5,074            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................            (197)           --                --
                                                      -----------------       --------          --------
Total realized gain.................................     $     1,272        $   --             $   6,435
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1996
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   721,229        $   13,316         $  10,394
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $    19,779        $   --             $   4,847
Gross realized losses on sales......................         (18,837)           (1,328)           --
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................             942            (1,328)            4,847
Other (Including net gain or loss on calls and
  redemptions)......................................          13,687              (141)           --
Writedowns (Including writedowns on securities
  subsequently sold)................................          (5,465)           --                --
                                                      -----------------       --------          --------
Total realized gain (loss)..........................     $     9,164        $   (1,469)        $   4,847
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

   Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644, and the losses realized on these sales were $1,328.

   The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1995
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   327,160        $   --             $   2,172
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------
Gross realized gains on sales.......................     $    16,366        $   --             $   1,253
Gross realized losses on sales......................          (4,336)           --                  (282)
                                                      -----------------       --------           -------
    Realized gains on sales.........................          12,030            --                   971
Other (Including net gain on calls and
  redemptions)......................................           7,833            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................         (13,628)           --                --
                                                      -----------------       --------           -------
Total realized gain.................................     $     6,235        $   --             $     971
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------

Realized gains (losses):
  Fixed maturities.....................................................  $    1,272  $    7,695  $    6,235
  Marketable equity securities.........................................       6,435       4,847         971
  First mortgage loans on real estate..................................        (900)     (2,050)     (1,600)
  Real estate..........................................................      --            (114)         70
  Investment in limited partnerships...................................      --              61      --
                                                                         ----------  ----------  ----------
    Realized gain before federal income taxes..........................  $    6,807  $   10,439  $    5,676
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------


                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------
Increase (decrease) in unrealized appreciation of:
  Fixed maturities classified as available-for-sale....................  $  244,483  $ (268,956) $  726,046
  Marketable equity securities.........................................      (4,372)     (1,599)      3,971
  Deferred policy acquisition costs valuation allowance................     (16,309)     23,775     (42,815)
  Applicable federal income tax........................................     (78,330)     86,373    (240,521)
                                                                         ----------  ----------  ----------
  Net change in unrealized appreciation................................  $  145,472  $ (160,407) $  446,681
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------

   The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                         YEAR ENDED DECEMBER
                                                                                                  31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Allowance at beginning of year.........................................................  $  10,943  $   9,633

Provision for credit losses............................................................        900      2,050

Loans charged off as uncollectible.....................................................       (234)      (740)
                                                                                         ---------  ---------

Allowance at end of year...............................................................  $  11,609  $  10,943
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.3 and $3.2 million at December 31, 1997 and 1996, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $550 and $835 and is included in the overall allowance of $11.6 and $10.9 million at December 31, 1997 and 1996, respectively.

4.  COMMITMENTS AND CONTINGENCIES

   The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation were $2,401 at December 31, 1997. At December 31, 1997, unfunded mortgage loan commitments approximated $5,785. The Company had no other material commitments or contingencies at December 31, 1997.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  FINANCIAL INSTRUMENTS

   ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

   Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

   Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

   The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

   The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

   Estimated fair values of financial instruments at December 31 are as follows:

                                                                 1997                        1996
                                                     ----------------------------  ------------------------
                                                       CARRYING       ESTIMATED     CARRYING     ESTIMATED
                                                        AMOUNT       FAIR VALUE      AMOUNT     FAIR VALUE
                                                     -------------  -------------  -----------  -----------

Financial assets:

  Fixed maturities available-for-sale..............  $   9,401,886  $   9,401,886  $ 7,853,553  $ 7,853,553

  Fixed maturities held-to-maturity................      2,708,558      3,159,888    2,488,324    2,670,004

  Marketable equity securities.....................         15,552         15,552       18,902       18,902

  Mortgage loans...................................        651,158        677,000      588,339      596,000

Financial liabilities:

  Funds held under deposit contracts...............     11,539,473     12,021,000    9,792,730    9,935,000

   Other insurance-related financial instruments are exempt from fair value disclosure requirements.

   DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.3 billion and $2.9 billion, at market values, at December 31, 1997 and 1996, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1.5% and 1% of total CMOs at December 31, 1997 and 1996, respectively).

   The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include call options, interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, the notional amounts and fair values of these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  POLICY AND CONTRACT LIABILITIES

   REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

   The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                                                             DECEMBER 31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Unpaid losses and adjustment expense...................................................  $     906  $     136

Paid claims............................................................................        770        957

Life policy liabilities................................................................     26,756     23,784

Other reinsurance recoverables.........................................................         83        327
                                                                                         ---------  ---------

        Total reinsurance recoverables.................................................  $  28,515  $  25,204
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                                                                YEAR ENDED DECEMBER 31
                                                                            -------------------------------
                                                                              1997       1996       1995
                                                                            ---------  ---------  ---------

Reinsurance Ceded:

  Premiums................................................................  $ (13,305) $ (13,679) $ (10,385)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $  (7,853) $  (4,039) $  (6,344)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

Reinsurance Assumed:

  Premiums................................................................  $     180  $     175  $  (5,456)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $   2,902  $   2,500  $  (2,503)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

   In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

   POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

7.  STATUTORY BASIS INFORMATION

   The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 7 (continued)
   Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The net income reported in the Statement of Consolidated Income does not include the net income of either WM Life Insurance Company or Empire Life Insurance Company, as their acquisition was effective December 31, 1997.

   Statutory net income and shareholder's equity, by company, are as follows:

                                                                                 YEAR ENDED DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Net Income:

  SAFECO Life Insurance Company..........................................  $   95,012  $   95,676  $  101,456

  SAFECO National Life Insurance Company.................................       1,322       1,249       1,187

  First SAFECO National Life Insurance Company
    of New York..........................................................         314         318         404
                                                                           ----------  ----------  ----------

        Total............................................................  $   96,648  $   97,243  $  103,047
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------


                                                                                      DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Stockholder's Equity:

  SAFECO Life Insurance Company and Subsidiaries.........................  $  672,230  $  587,658  $  504,683
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------

   The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1997.

8.  DIVIDEND RESTRICTIONS

   Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $94,672 at December 31, 1997.

9.  EMPLOYEE BENEFIT PLANS

   SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,531, $7,901 and $7,599 for the years ended December 31, 1997, 1996 and 1995, respectively.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9 (continued)

    The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, pursuant to FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $392, $474 and $282 in 1997, 1996 and 1995, respectively.

    The following table summarizes the Company's allocated share of the funded status of the plan:

                                                                                     DECEMBER 31
                                                                                 --------------------
                                                                                   1997       1996
                                                                                 ---------  ---------
Total accumulated postretirement benefit obligation (APBO).....................  $   4,709  $   3,765

Less: plan assets at fair value................................................        172        133
                                                                                 ---------  ---------

APBO in excess of plan assets..................................................      4,537      3,632

Unrecognized gain..............................................................        631      1,283
                                                                                 ---------  ---------

Accrued postretirement benefit cost recorded on the balance sheet..............  $   5,168  $   4,915
                                                                                 ---------  ---------
                                                                                 ---------  ---------

    Discount rate assumptions of 7.375%, 7.75% and 7.5% were used at December 31, 1997, 1996 and 1995, respectively. The accumulated postretirement benefit obligation at December 31, 1997 was determined using a healthcare cost trend rate of 10% for 1998, declining by 1% per year, starting in 1999, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1997 by $626 and the annual net periodic other postretirement benefit cost for the year then ended by $68.

10. INCOME TAXES

   The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

   Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Computed "expected" tax expense......................................  $  51,669  $  50,751  $  48,631
Dividends received deduction.........................................        (49)       (24)       (44)
Tax exempt interest..................................................         (4)        (6)        (7)
Other................................................................     (1,600)       225       (550)
                                                                       ---------  ---------  ---------
        Income tax expense...........................................  $  50,016  $  50,946  $  48,030
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------
Percent of income tax expense to income before tax...................       33.9%      35.1%      34.6%
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 10 (continued)
   The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                  DECEMBER 31
                                                                              --------------------
                                                                                1997       1996
                                                                              ---------  ---------

Deferred tax assets:

  Discounted loss and adjustment expense reserves...........................  $      77  $   1,359

  Uncollected premium adjustment............................................      2,607      2,270

  Adjustment to life policy liabilities.....................................     51,176     34,773

  Capitalization of policy acquisition costs................................     40,354     33,393

  Postretirement benefits...................................................      1,809      1,720

  Realized capital losses...................................................      3,534      5,887

  Guarantee fund assessments................................................      4,163      3,518

  Other.....................................................................      2,031      1,630
                                                                              ---------  ---------

        Total deferred tax assets...........................................    105,751     84,550
                                                                              ---------  ---------

Deferred tax liabilities:

  Deferred policy acquisition costs.........................................     96,317     90,826

  Present value of future profits...........................................      3,084     --

  Bond discount accrual.....................................................     19,631      9,525

  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance: 1997-$12,372; 1996-$6,664).......    164,449     86,120

  Other.....................................................................      1,566      1,727
                                                                              ---------  ---------

        Total deferred tax liabilities......................................    285,047    188,198
                                                                              ---------  ---------

        Net deferred tax liability..........................................  $ 179,296  $ 103,648
                                                                              ---------  ---------
                                                                              ---------  ---------

   The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                       1997       1996       1995
                                                                     ---------  ---------  ---------

Deferred tax benefit...............................................  $  (4,689) $  (6,471) $ (13,800)

Net deferred tax liability acquired in acquisitions................      2,008     --         --

Deferred tax changes reported in shareholder's equity:

  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities..........     84,037    (94,694)   255,506

  Increase (decrease) in liability related to deferred policy
    acquisition costs valuation allowance..........................     (5,708)     8,321    (14,985)
                                                                     ---------  ---------  ---------

Increase (decrease) in net deferred tax liability..................  $  75,648  $ (92,844) $ 226,721
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. SEGMENT DATA

   A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                         YEAR ENDED DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $29,169 of financial services
    revenue received from affiliates).............................  $    56,649  $   205,697  $     262,346
  Identifiable Investment Income..................................      564,917      263,240        828,157
  Investment Income Allocated.....................................       54,188       25,571         79,759
  Identifiable Realized Gain (Loss) from Investments..............         (789)       1,400            611
  Realized Gain from Investments Allocated........................        4,213        1,983          6,196
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   679,178  $   497,891  $   1,177,069
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    16,249  $    20,697  $      36,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    80,110  $    67,515  $     147,625
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Identifiable Assets:
  Deferred Policy Acquisition Costs...............................  $   166,447  $    73,396  $     239,843
  Policy Loans....................................................       32,091       28,158         60,249
  Invested Assets.................................................    8,378,819    3,412,049     11,790,868
  Other...........................................................      627,490      834,628      1,462,118
Invested Assets Allocated.........................................      710,485      335,825      1,046,310
Other Assets Allocated............................................       15,543        7,526         23,069
                                                                    -----------  -----------  -------------
        Total Assets..............................................  $ 9,930,875  $ 4,691,582  $  14,622,457
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $35,477 of financial services
    revenue received from affiliates).............................  $    48,964  $   204,069  $     253,033
  Identifiable Investment Income..................................      506,628      256,939        763,567
  Investment Income Allocated.....................................       48,157       24,314         72,471
  Identifiable Realized Gain from Investments.....................        2,636        2,884          5,520
  Realized Gain from Investments Allocated........................        3,271        1,648          4,919
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   609,656  $   489,854  $   1,099,510
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    13,756  $    21,896  $      35,652
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    81,849  $    63,153  $     145,002
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 11 (continued)

                                                                               DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   163,802  $    76,662  $     240,464

  Policy Loans....................................................       30,774       27,379         58,153

  Invested Assets.................................................    6,660,938    3,298,105      9,959,043

  Other...........................................................      163,855      533,823        697,678

Invested Assets Allocated.........................................      707,269      357,068      1,064,337

Other Assets Allocated............................................       18,288        9,247         27,535
                                                                    -----------  -----------  -------------

        Total Assets..............................................  $ 7,744,926  $ 4,302,284  $  12,047,210
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Revenue:

  Premiums and Other (Including $29,029 of financial services
    revenue received from affiliates).............................  $    45,284  $   203,349  $     248,633

  Identifiable Investment Income..................................      450,655      256,570        707,225

  Investment Income Allocated.....................................       44,043       26,232         70,275

  Identifiable Realized Gain (Loss) from Investments..............       16,020       (8,586)         7,434

  Realized Loss from Investments Allocated........................       (1,112)        (646)        (1,758)
                                                                    -----------  -----------  -------------

        Total Revenue.............................................  $   554,890  $   476,919  $   1,031,809
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Amortization of Deferred Policy Acquisition Costs.................  $    12,222  $    20,154  $      32,376
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Income Before Income Taxes........................................  $    84,956  $    53,990  $     138,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   143,228  $    67,263  $     210,491

  Policy Loans....................................................       29,109       26,816         55,925

  Invested Assets.................................................    6,086,143    3,261,042      9,347,185

  Other...........................................................      155,358      327,863        483,221

Invested Assets Allocated.........................................      671,864      400,160      1,072,024

Other Assets Allocated............................................       18,179       11,148         29,327
                                                                    -----------  -----------  -------------

  Total Assets....................................................  $ 7,103,881  $ 4,094,292  $  11,198,173
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. IMPACT OF YEAR 2000 (UNAUDITED)

   Some of the Company's older computer programs were written using two digits rather than four to define the applicable year. As a result, those computer programs have time sensitive software that recognize a date using "00" as the year 1900 rather than the year 2000. This is commonly called the "Year 2000 problem." The Company has completed its assessment and has been modifying and replacing portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Year 2000 compliance cost for the Company is estimated at approximately $1,050, and as of December 31, 1997, the Company has incurred and expensed approximately $570. Based on the current progress and continuing modifications, the Company believes that it will be Year 2000 compliant and that the Year 2000 problem will not pose significant operational problems for its computer systems.